Schedule of Investments
(unaudited)
June 30, 2026
iShares
®
Micro-Cap ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 1.5%
AerSale Corp.
(a) (b)
..................... 123,866 $ 782,833
AIRO Group Holdings, Inc.
(a) (b)
............ 74,634 551,545
Astronics Corp. , Class B
(b)
............... 14,005 1,064,380
Byrna Technologies, Inc.
(a) (b)
.............. 61,248 410,974
Cadre Holdings, Inc. ................... 105,429 3,005,781
CPI Aerostructures, Inc.
(b)
............... 33,784 175,339
Innovative Solutions & Support, Inc.
(a) (b)
...... 49,826 896,868
National Presto Industries, Inc. ............ 18,335 2,291,692
Optex Systems Holdings, Inc.
(b)
........... 18,785 263,554
Park Aerospace Corp. .................. 61,898 2,362,028
Red Cat Holdings, Inc.
(a) (b)
............... 374,207 3,985,305
Safe Pro Group, Inc.
(a) (b)
................ 44,119 191,035
Satellogic, Inc. , Class A
(b)
............... 320,677 1,834,272
Sidus Space, Inc. , Class A
(a) (b)
............ 277,824 780,685
SIFCO Industries, Inc.
(a) (b)
............... 16,161 378,167
Starfighters Space, Inc.
(a) (b)
.............. 103,152 548,769
Swarmer, Inc.
(a) (b)
..................... 11,961 529,992
TAT Technologies Ltd.
(a) (b)
............... 40,242 1,940,872
Virgin Galactic Holdings, Inc.
(a) (b)
........... 324,987 939,212
VirTra, Inc.
(a) (b)
....................... 37,372 117,348
23,050,651
Air Freight & Logistics — 0.1%
(b)
Air T, Inc.
(a)
......................... 4,342 110,461
Freightos Ltd.
(a)
...................... 91,937 139,744
Radiant Logistics, Inc. ................. 122,746 1,161,177
1,411,382
Automobile Components — 0.4%
(b)
Cooper-Standard Holdings, Inc. ........... 58,024 1,569,549
Holley, Inc. ......................... 262,706 669,900
Motorcar Parts of America, Inc.
(a)
.......... 43,943 673,207
Solid Power, Inc. , Class A
(a)
.............. 682,236 1,766,991
Stoneridge, Inc. ...................... 94,101 688,819
Strattec Security Corp. ................. 13,732 1,118,472
Sypris Solutions, Inc. .................. 41,719 101,377
6,588,315
Automobiles — 0.0%
(a)(b)
Empery Digital, Inc. ................... 63,906 227,505
Livewire Group, Inc. ................... 39,205 43,910
Massimo Group ...................... 30,025 28,974
Workhorse Group, Inc. ................. 14,899 45,740
346,129
Banks — 18.2%
ACNB Corp. ........................ 34,247 2,033,587
Affinity Bancshares, Inc.
(b)
............... 14,670 331,542
Amalgamated Financial Corp. ............ 61,533 2,824,365
Amerant Bancorp, Inc. , Class A ........... 115,498 2,947,509
AmeriServ Financial, Inc. ............... 44,526 172,761
Ames National Corp. .................. 31,221 924,454
Arrow Financial Corp. .................. 55,070 2,257,319
Auburn National Bancorp, Inc.
(a)
........... 9,509 257,123
Avidbank Holdings, Inc.
(a) (b)
.............. 31,280 1,033,178
Avidia Bancorp, Inc. ................... 61,683 1,294,726
Bank First Corp. ..................... 35,003 5,192,695
Bank of Marin Bancorp ................. 51,449 1,425,137
Bank of the James Financial Group, Inc.
(a)
.... 13,959 356,234
Bank7 Corp. ........................ 15,497 758,578
Bankwell Financial Group, Inc. ............ 20,996 1,233,515
Bar Harbor Bankshares ................ 55,711 2,103,647
BayCom Corp. ...................... 35,869 1,180,090
Bayfirst Financial Corp.
(b)
................ 11,504 57,520
BCB Bancorp, Inc. .................... 55,414 594,038
Security
Shares
Shares Value
Banks (continued)
Blue Ridge Bankshares, Inc. ............. 226,080 $ 798,062
Bogota Financial Corp.
(a) (b)
............... 14,709 132,822
Bridgewater Bancshares, Inc.
(a) (b)
.......... 73,869 1,554,204
Broadway Financial Corp.
(b)
.............. 14,880 143,741
Burke & Herbert Financial Services Corp. .... 51,782 3,721,055
Business First Bancshares, Inc. ........... 106,481 3,272,161
BV Financial, Inc.
(b)
................... 22,727 481,358
Byline Bancorp, Inc. ................... 103,912 3,913,326
C&F Financial Corp. ................... 10,397 831,760
California Bancorp .................... 89,430 1,863,721
Camden National Corp. ................ 56,874 3,083,708
Capital Bancorp, Inc. .................. 38,671 1,358,126
Capital City Bank Group, Inc. ............. 47,096 2,327,484
Carter Bankshares, Inc. ................ 74,471 2,532,759
Catalyst Bancorp, Inc.
(b)
................ 12,001 198,137
CB Financial Services, Inc. .............. 16,297 617,656
Central Pacific Financial Corp. ............ 61,834 2,362,059
Central Plains Bancshares, Inc.
(b)
.......... 11,307 215,172
CF Bankshares, Inc. ................... 17,160 562,333
Chain Bridge Bancorp, Inc. , Class A
(b)
....... 8,991 378,072
Chemung Financial Corp. ............... 13,871 1,034,499
ChoiceOne Financial Services, Inc. ......... 49,384 1,679,056
Citizens & Northern Corp. ............... 60,455 1,409,206
Citizens Community Bancorp, Inc. ......... 32,549 761,321
Citizens Financial Services, Inc. ........... 15,850 1,148,174
Civista Bancshares, Inc. ................ 70,049 1,976,783
CNB Financial Corp. ................... 99,126 3,341,537
Coastal Financial Corp.
(b)
............... 44,363 3,438,576
CoastalSouth Bancshares, Inc. ........... 27,520 738,912
Colony Bankcorp, Inc. ................. 71,922 1,444,913
Commercial Bancgroup, Inc. ............. 30,005 968,861
Community Bancorp
(a)
.................. 17,163 671,073
Community Trust Bancorp, Inc. ........... 54,423 3,938,048
Community West Bancshares ............ 82,373 2,212,539
ConnectOne Bancorp, Inc. .............. 163,978 5,483,424
Dime Commercial Bancshares, Inc. ........ 138,103 5,613,887
Eagle Bancorp Montana, Inc. ............. 26,776 640,750
Eagle Financial Services, Inc. ............ 16,563 686,702
ECB Bancorp, Inc.
(a) (b)
.................. 25,172 505,454
Equity Bancshares, Inc. , Class A .......... 58,689 2,875,174
Esquire Financial Holdings, Inc. ........... 24,844 2,959,169
Farmers & Merchants Bancorp, Inc. ........ 46,730 1,429,003
Farmers National Banc Corp. ............. 199,045 2,906,057
FB Bancorp, Inc.
(b)
.................... 53,535 806,237
Fidelity D&D Bancorp, Inc. ............... 16,593 853,212
Fifth District Bancorp, Inc.
(b)
.............. 17,238 279,773
Financial Institutions, Inc. ............... 65,991 2,571,669
Finward Bancorp
(a)
.................... 11,927 438,675
Finwise Bancorp
(a) (b)
................... 32,740 474,730
First Bancorp, Inc. (The) ................ 37,909 1,319,991
First Bank .......................... 74,292 1,317,197
First Business Financial Services, Inc. ....... 27,747 1,752,778
First Capital, Inc. ..................... 11,179 722,611
First Community Bankshares, Inc. ......... 55,473 2,464,111
First Community Corp. ................. 30,765 1,005,400
First Financial Corp. ................... 38,902 3,012,571
First Guaranty Bancshares, Inc.
(a)
.......... 20,331 204,733
First Internet Bancorp .................. 26,021 723,384
First Mid Bancshares, Inc. ............... 82,511 3,967,954
First National Corp. ................... 27,945 838,909
First Northern Community Bancorp
(a) (b)
....... 51,136 917,380
First Northwest Bancorp
(b)
............... 28,004 302,723
First Seacoast Bancorp
(b)
............... 11,703 197,313
First United Corp. .................... 21,111 931,206
First US Bancshares, Inc. ............... 16,467 272,529

Schedule of Investments
(unaudited) (continued)
June 30, 2026
iShares
®
Micro-Cap ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Banks (continued)
First Western Financial, Inc.
(b)
............ 29,660 $ 952,383
Five Star Bancorp .................... 52,629 2,562,506
Franklin Financial Services Corp. .......... 14,725 921,785
FS Bancorp, Inc. ..................... 21,842 947,943
FVCBankcorp, Inc. .................... 53,277 932,347
GBank Financial Holdings, Inc.
(a) (b)
......... 31,832 964,828
Great Southern Bancorp, Inc. ............. 26,938 2,112,209
Greene County Bancorp, Inc. ............. 24,460 821,611
Hanmi Financial Corp. ................. 74,933 2,427,829
Hanover Bancorp, Inc. ................. 14,877 346,932
Hawthorn Bancshares, Inc. .............. 19,911 782,502
HBT Financial, Inc. .................... 55,788 1,784,658
Hingham Institution for Savings (The)
(a)
...... 5,474 1,681,339
Home Bancorp, Inc. ................... 23,684 1,622,828
Home Federal Bancorp, Inc. of Louisiana ..... 6,625 139,059
HomeTrust Bancshares, Inc. ............. 51,944 2,591,486
Horizon Bancorp, Inc. .................. 174,179 3,480,096
Hoyne Bancorp, Inc.
(b)
.................. 28,183 471,783
Independent Bank Corp. ................ 67,427 2,432,092
Investar Holding Corp. ................. 44,064 1,320,157
Isabella Bank Corp. ................... 23,430 925,485
John Marshall Bancorp, Inc. ............. 43,591 950,284
Kearny Financial Corp. ................. 196,883 1,862,513
Kentucky First Federal Bancorp
(b)
.......... 9,153 46,497
Lake Shore Bancorp, Inc. ............... 23,047 410,467
Landmark Bancorp, Inc. ................ 18,292 561,747
LCNB Corp. ........................ 48,415 851,620
Magyar Bancorp, Inc. .................. 19,153 334,220
MainStreet Bancshares, Inc. ............. 22,189 547,846
Marathon Bancorp, Inc.
(b)
............... 7,897 120,666
Mercantile Bank Corp. ................. 57,659 3,310,780
Meridian Corp. ...................... 34,119 683,404
Metrocity Bankshares, Inc. .............. 78,338 2,811,551
Metropolitan Bank Holding Corp. .......... 37,753 3,728,486
Mid Penn Bancorp, Inc. ................. 72,523 2,526,701
Midland States Bancorp, Inc. ............. 65,725 2,046,676
MVB Financial Corp. .................. 40,764 1,182,564
National Bankshares, Inc. ............... 22,209 806,853
NB Bancorp, Inc. ..................... 137,814 2,912,010
Northeast Bank
(a)
..................... 25,530 3,383,491
Northeast Community Bancorp, Inc. ........ 43,025 1,193,513
Northfield Bancorp, Inc. ................ 126,264 1,859,869
Northpointe Bancshares, Inc. ............. 70,694 1,355,911
Northrim Bancorp, Inc. ................. 75,497 2,094,287
Norwood Financial Corp. ................ 35,731 1,148,752
NSTS Bancorp, Inc.
(b)
.................. 14,813 203,827
Oak Valley Bancorp ................... 25,055 845,481
Ohio Valley Banc Corp. ................. 12,725 552,647
Old Second Bancorp, Inc. ............... 170,138 3,967,618
OP Bancorp ........................ 43,220 647,868
OptimumBank Holdings, Inc.
(b)
............ 35,278 206,024
Orange County Bancorp, Inc. ............. 37,681 1,385,907
Origin Bancorp, Inc. ................... 101,075 5,169,986
Orrstown Financial Services, Inc. .......... 64,163 2,619,775
Parke Bancorp, Inc. ................... 35,385 1,173,367
Pathfinder Bancorp, Inc. ................ 10,751 170,726
Patriot National Bancorp, Inc.
(a) (b)
.......... 278,809 266,960
PCB Bancorp ....................... 37,633 1,067,648
Peapack-Gladstone Financial Corp.
(a)
....... 54,675 2,587,768
Peoples Bancorp of North Carolina, Inc. ..... 15,768 679,443
Peoples Bancorp, Inc. ................. 119,457 4,588,343
Peoples Financial Services Corp. .......... 31,644 2,100,212
Pioneer Bancorp, Inc.
(b)
................. 36,173 617,473
Plumas Bancorp ..................... 22,829 1,334,127
Ponce Financial Group, Inc.
(a) (b)
........... 67,775 1,351,434
Security
Shares
Shares Value
Banks (continued)
Preferred Bank ...................... 22,697 $ 2,411,783
Primis Financial Corp. .................. 76,464 1,251,716
Princeton Bancorp, Inc. ................. 18,075 685,946
Provident Financial Holdings, Inc. .......... 18,283 314,468
QCR Holdings, Inc. ................... 55,869 5,438,847
RBB Bancorp ....................... 56,375 1,545,521
Red River Bancshares, Inc. .............. 17,609 1,607,350
Rhinebeck Bancorp, Inc.
(a) (b)
.............. 16,044 277,722
Richmond Mutual Bancorp, Inc. ........... 30,110 478,147
Riverview Bancorp, Inc. ................ 70,185 381,105
SB Financial Group, Inc. ................ 20,209 510,681
Shore Bancshares, Inc. ................. 105,090 2,411,815
Sierra Bancorp ...................... 41,161 1,677,722
SmartFinancial, Inc. ................... 52,302 2,454,010
Sound Financial Bancorp, Inc. ............ 7,621 328,541
South Plains Financial, Inc. .............. 52,598 2,266,185
Southern First Bancshares, Inc.
(a) (b)
......... 31,257 1,909,803
Southern Missouri Bancorp, Inc. ........... 32,429 2,471,414
SR Bancorp, Inc.
(a)
.................... 23,492 462,323
Sterling Bancorp, Inc.
(b) (c)
................ 46,554 —
Summit State Bank
(b)
.................. 17,507 237,395
Texas Community Bancshares, Inc. ........ 7,373 129,765
Third Coast Bancshares, Inc.
(b)
............ 53,011 2,141,644
Timberland Bancorp, Inc. ............... 25,182 1,128,405
TrustCo Bank Corp. ................... 44,561 2,446,845
Union Bankshares, Inc. ................. 13,466 326,685
United Bancorp, Inc. ................... 17,238 273,739
Unity Bancorp, Inc. .................... 25,566 1,500,469
Univest Financial Corp. ................. 95,441 4,175,544
USCB Financial Holdings, Inc. , Class A ...... 42,662 872,865
Virginia National Bankshares Corp. ......... 16,866 748,513
Washington Trust Bancorp, Inc. ........... 64,452 2,351,209
West Bancorp, Inc. .................... 53,524 1,419,992
Western New England Bancorp, Inc. ........ 61,047 872,972
Winchester Bancorp, Inc.
(a) (b)
............. 13,357 175,511
276,739,790
Beverages — 0.0%
(b)
Reed's, Inc. ........................ 17,340 22,022
Zevia PBC , Class A ................... 232,968 379,738
401,760
Biotechnology — 14.3%
(b)
4D Molecular Therapeutics, Inc.
(a)
.......... 154,012 2,048,360
Abeona Therapeutics, Inc.
(a)
.............. 145,114 896,805
Absci Corp.
(a)
....................... 463,406 5,370,876
Achieve Life Sciences, Inc.
(a)
............. 261,589 1,708,176
Acrivon Therapeutics, Inc.
(a)
.............. 73,869 131,487
Actinium Pharmaceuticals, Inc.
(a)
.......... 106,723 104,589
Actuate Therapeutics, Inc.
(a)
.............. 38,230 58,492
Acumen Pharmaceuticals, Inc.
(a)
........... 158,629 423,539
ADC Therapeutics SA .................. 360,391 385,618
Adicet Bio, Inc. ...................... 23,940 206,842
Agenus, Inc.
(a)
....................... 133,984 409,991
Akebia Therapeutics, Inc. ............... 868,716 990,336
Aldeyra Therapeutics, Inc.
(a)
.............. 187,530 399,439
Alector, Inc. ........................ 330,159 663,620
Aligos Therapeutics, Inc.
(a)
............... 16,428 94,790
Altimmune, Inc.
(a)
..................... 668,001 2,030,723
ALX Oncology Holdings, Inc. ............. 361,777 748,878
Anavex Life Sciences Corp.
(a)
............. 310,051 803,032
Anika Therapeutics, Inc.
(a)
............... 38,472 562,845
Anixa Biosciences, Inc.
(a)
................ 107,494 300,983
Annexon, Inc.
(a)
...................... 519,590 2,966,859
Annovis Bio, Inc. ..................... 103,332 192,197

Schedule of Investments
(unaudited) (continued)
June 30, 2026
iShares
®
Micro-Cap ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Biotechnology (continued)
Arbutus Biopharma Corp.
(a)
.............. 539,841 $ 2,591,237
Arcturus Therapeutics Holdings, Inc.
(a)
....... 90,153 605,828
Armata Pharmaceuticals, Inc.
(a)
........... 39,743 257,535
ArriVent Biopharma, Inc.
(a)
............... 127,000 4,411,980
Artiva Biotherapeutics, Inc.
(a)
............. 15,784 153,105
Assembly Biosciences, Inc.
(a)
............. 33,135 910,550
Atara Biotherapeutics, Inc.
(a)
............. 17,227 197,766
Atossa Therapeutics, Inc.
(a)
.............. 29,203 56,362
Atrium Therapeutics, Inc. ............... 48,184 648,075
Aura Biosciences, Inc.
(a)
................ 150,841 1,070,971
Avalo Therapeutics, Inc.
(a)
............... 139,780 2,583,134
Avita Medical, Inc.
(a)
................... 104,722 432,502
Benitec Biopharma, Inc.
(a)
............... 71,527 957,031
Beyondspring, Inc.
(a)
................... 105,492 184,611
Biomea Fusion, Inc.
(a)
.................. 231,015 339,592
Bioxcel Therapeutics, Inc. ............... 89,205 125,779
Black Diamond Therapeutics, Inc.
(a)
........ 159,482 295,042
Boundless Bio, Inc.
(a)
.................. 58,851 147,127
Bright Minds Biosciences, Inc.
(a)
........... 24,919 1,749,314
C4 Therapeutics, Inc.
(a)
................. 340,711 1,591,120
Cabaletta Bio, Inc.
(a)
................... 373,752 1,162,369
CAMP4 Therapeutics Corp.
(a)
............. 103,888 453,991
Candel Therapeutics, Inc.
(a)
.............. 211,492 2,178,368
Canton Strategic Holdings, Inc.
(a)
.......... 148,408 418,511
Cardiff Oncology, Inc.
(a)
................. 221,689 288,196
CareDx, Inc. ........................ 171,794 4,896,129
Caribou Biosciences, Inc. ............... 308,420 542,819
Cartesian Therapeutics, Inc.
(a)
............ 44,124 459,772
Century Therapeutics, Inc.
(a)
............. 413,323 1,012,641
CervoMed, Inc.
(a)
..................... 19,545 60,589
Cibus, Inc. , Class A
(a)
.................. 196,886 269,734
Clene, Inc.
(a)
........................ 26,027 160,196
Climb Bio, Inc.
(a)
...................... 118,497 1,545,201
Coherus Oncology, Inc.
(a)
............... 438,059 613,283
Compass Therapeutics, Inc.
(a)
............ 440,826 965,409
Connect Biopharma Holdings Ltd. , ADR ...... 50,108 119,257
Corbus Pharmaceuticals Holdings, Inc.
(a)
..... 55,352 519,202
Corvus Pharmaceuticals, Inc.
(a)
........... 227,654 3,401,151
Coya Therapeutics, Inc.
(a)
............... 65,909 385,568
Crescent Biopharma, Inc. ............... 71,342 1,284,156
Cue Biopharma, Inc.
(a)
................. 11,129 351,231
Cullinan Therapeutics, Inc.
(a)
............. 202,566 3,688,727
CytomX Therapeutics, Inc. .............. 593,992 2,227,470
Design Therapeutics, Inc.
(a)
.............. 103,523 1,497,978
DiaMedica Therapeutics, Inc.
(a)
............ 123,057 866,321
Dogwood Therapeutics, Inc.
(a)
............ 26,624 42,865
Editas Medicine, Inc. .................. 336,592 1,090,558
Eikon Therapeutics, Inc.
(a)
............... 72,988 952,493
Eledon Pharmaceuticals, Inc.
(a)
............ 255,233 1,005,618
Elicio Therapeutics, Inc.
(a)
............... 43,717 170,933
Elutia, Inc. , Class A
(a)
.................. 117,120 114,731
Emergent BioSolutions, Inc.
(a)
............ 175,140 1,467,673
Enanta Pharmaceuticals, Inc.
(a)
........... 94,906 1,383,729
Entrada Therapeutics, Inc.
(a)
............. 98,852 727,551
Equillium, Inc. ....................... 147,697 472,630
Estrella Immunopharma, Inc.
(a)
............ 49,660 51,646
Evommune, Inc.
(a)
.................... 42,650 566,818
Exagen, Inc.
(a)
....................... 55,958 260,205
eXoZymes, Inc.
(a)
..................... 9,167 77,278
Faeth Therapeutics, Inc.
(a)
............... 3,192 79,800
Fate Therapeutics, Inc.
(a)
................ 378,180 1,021,086
Fennec Pharmaceuticals, Inc. ............ 97,533 1,048,480
First Tracks Biotherapeutics, Inc.
(a)
......... 78,487 1,579,158
Foghorn Therapeutics, Inc.
(a)
............. 122,329 596,966
Forte Biosciences, Inc.
(a)
................ 64,775 1,376,469
Security
Shares
Shares Value
Biotechnology (continued)
Fortress Biotech, Inc.
(a)
................. 88,143 $ 269,718
Forum Markets, Inc.
(a)
.................. 46,403 251,968
Gain Therapeutics, Inc.
(a)
................ 144,159 292,643
Galectin Therapeutics, Inc.
(a)
............. 160,592 745,147
Genelux Corp.
(a)
...................... 138,046 415,518
Greenwich Lifesciences, Inc.
(a)
............ 22,686 532,214
Heron Therapeutics, Inc.
(a)
............... 537,335 229,335
Hyperliquid Strategies, Inc. .............. 420,865 3,312,208
iBio, Inc. ........................... 103,831 181,704
Immix Biopharma, Inc.
(a)
................ 138,125 1,424,069
ImmuCell Corp.
(a)
..................... 21,098 212,035
Immuneering Corp. , Class A
(a)
............ 180,332 899,857
Immunic, Inc.
(a)
...................... 46,243 710,755
Inhibikase Therapeutics, Inc.
(a)
............ 406,711 825,623
Inmune Bio, Inc.
(a)
.................... 81,590 132,992
Inovio Pharmaceuticals, Inc.
(a)
............ 280,138 308,152
Insight Molecular Diagnostics, Inc.
(a)
........ 43,256 255,210
Instil Bio, Inc.
(a)
...................... 12,849 98,809
Invivyd, Inc. ........................ 706,398 616,262
Ironwood Pharmaceuticals, Inc. , Class A
(a)
.... 550,600 2,318,026
Jade Biosciences, Inc.
(a)
................ 109,445 2,431,868
Kalaris Therapeutics, Inc.
(a)
.............. 25,924 105,511
Karyopharm Therapeutics, Inc.
(a)
.......... 66,938 653,984
Keros Therapeutics, Inc. ................ 61,992 663,314
Korro Bio, Inc.
(a)
...................... 34,247 451,375
Kyverna Therapeutics, Inc.
(a)
............. 139,400 1,242,054
Larimar Therapeutics, Inc.
(a)
.............. 223,612 682,017
Lexeo Therapeutics, Inc. ................ 238,249 1,109,049
Lineage Cell Therapeutics, Inc. ........... 617,154 808,472
Lite Strategy, Inc. ..................... 110,588 102,006
Lixte Biotechnology Holdings, Inc.
(a)
........ 38,073 282,502
Lyell Immunopharma, Inc. ............... 31,581 443,713
MacroGenics, Inc. .................... 211,153 975,527
MAIA Biotechnology, Inc.
(a)
.............. 178,862 257,561
MapLight Therapeutics, Inc.
(a)
............. 34,702 1,243,720
MDxHealth SA
(a)
..................... 140,269 57,594
MediciNova, Inc.
(a)
.................... 158,976 209,848
MeiraGTx Holdings plc ................. 200,816 2,713,024
Metagenomi Therapeutics, Inc.
(a)
.......... 95,479 113,620
MiMedx Group, Inc.
(a)
.................. 407,525 1,568,971
Minerva Neurosciences, Inc. ............. 113,626 630,624
MiNK Therapeutics, Inc.
(a)
............... 6,734 78,720
Monopar Therapeutics, Inc.
(a)
............. 15,148 1,402,553
Monte Rosa Therapeutics, Inc.
(a)
........... 248,915 6,023,743
Neurogene, Inc.
(a)
..................... 37,552 1,181,010
NextCure, Inc. ....................... 9,851 15,762
Nkarta, Inc.
(a)
........................ 150,315 425,391
Nurix Therapeutics, Inc. ................ 321,177 7,791,754
Nuvectis Pharma, Inc.
(a)
................ 57,417 1,055,899
Ocugen, Inc.
(a)
....................... 1,147,893 1,756,276
Olema Pharmaceuticals, Inc.
(a)
............ 262,286 3,281,198
OnKure Therapeutics, Inc. , Class A
(a)
....... 81,427 371,307
Opus Genetics, Inc.
(a)
.................. 179,782 738,904
Organogenesis Holdings, Inc. , Class A
(a)
..... 232,304 564,499
ORIC Pharmaceuticals, Inc.
(a)
............ 251,149 2,719,944
OS Therapies, Inc.
(a)
................... 110,432 209,821
Ovid therapeutics, Inc.
(a)
................ 514,160 1,383,090
Palatin Technologies, Inc.
(a)
.............. 5,313 57,327
Palisade Bio, Inc.
(a)
.................... 495,848 1,036,322
PDS Biotechnology Corp.
(a)
.............. 189,911 167,331
Pelthos Therapeutics, Inc.
(a)
.............. 4,991 141,046
PepGen, Inc. ........................ 140,776 253,397
Perspective Therapeutics, Inc.
(a)
........... 346,808 1,182,615
Plus Therapeutics, Inc. ................. 23,411 102,306
PMV Pharmaceuticals, Inc.
(a)
............. 160,526 215,105

Schedule of Investments
(unaudited) (continued)
June 30, 2026
iShares
®
Micro-Cap ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Biotechnology (continued)
Precigen, Inc.
(a)
...................... 646,508 $ 3,685,096
Precision BioSciences, Inc.
(a)
............. 76,619 602,225
Prelude Therapeutics, Inc. ............... 93,079 496,111
Prime Medicine, Inc.
(a)
.................. 312,342 1,152,542
ProKidney Corp.
(a)
.................... 253,645 517,436
Protalix BioTherapeutics, Inc. ............. 248,807 579,720
Protara Therapeutics, Inc. ............... 175,831 671,674
Puma Biotechnology, Inc. ............... 147,162 1,193,484
Pyxis Oncology, Inc.
(a)
.................. 166,564 501,358
Q32 Bio, Inc.
(a)
....................... 29,465 375,384
Rallybio Corp. ....................... 11,832 189,312
Rein Therapeutics, Inc.
(a)
................ 87,065 90,548
Replimune Group, Inc. ................. 266,336 2,948,340
Rezolute, Inc. ....................... 263,185 1,368,562
Rigel Pharmaceuticals, Inc.
(a)
............. 61,494 2,405,645
Rocket Pharmaceuticals, Inc. ............. 303,785 1,038,945
SAB Biotherapeutics, Inc. ............... 145,535 567,586
Sagimet Biosciences, Inc. , Class A
(a)
........ 197,472 1,526,459
Savara, Inc.
(a)
....................... 511,820 3,152,811
SELLAS Life Sciences Group, Inc.
(a)
........ 632,184 9,331,036
Sera Prognostics, Inc. , Class A
(a)
.......... 102,359 186,293
Seres Therapeutics, Inc. ................ 25,389 200,319
Shattuck Labs, Inc. ................... 206,111 1,430,410
Solid Biosciences, Inc. ................. 264,524 2,642,595
Spero Therapeutics, Inc.
(a)
............... 151,203 334,159
Spruce Biosciences, Inc. ................ 8,892 480,168
Surrozen, Inc.
(a)
...................... 23,895 620,075
Sutro Biopharma, Inc.
(a)
................. 50,754 1,685,033
Tectonic Therapeutic, Inc.
(a)
.............. 34,417 1,183,084
Tenax Therapeutics, Inc.
(a)
............... 84,092 1,223,539
Tonix Pharmaceuticals Holding Corp.
(a)
...... 49,085 626,325
TriSalus Life Sciences, Inc.
(a)
............. 160,188 728,855
TScan Therapeutics, Inc. ............... 167,533 164,199
TuHURA Biosciences, Inc.
(a)
............. 163,708 383,077
Unicycive Therapeutics, Inc.
(a)
............ 81,976 384,467
UroGen Pharma Ltd.
(a)
................. 143,206 5,269,981
Vanda Pharmaceuticals, Inc. ............. 180,943 1,107,371
Verastem, Inc.
(a)
...................... 268,301 1,024,910
Viridian Therapeutics, Inc.
(a)
.............. 302,561 5,558,046
Vor BioPharma, Inc. ................... 130,345 2,399,651
Voyager Therapeutics, Inc. .............. 176,641 618,243
vTv Therapeutics, Inc. , Class A
(a)
.......... 7,234 272,360
Whitehawk Therapeutics, Inc.
(a)
........... 110,575 506,433
X4 Pharmaceuticals, Inc. ................ 271,214 1,266,569
XBiotech, Inc.
(a)
...................... 78,591 180,759
Xilio Therapeutics, Inc. ................. 8,219 78,738
XOMA Royalty Corp.
(a)
................. 31,257 1,328,422
Z Squared, Inc.
(a)
..................... 146,754 1,552,657
Zenas Biopharma, Inc.
(a)
................ 95,784 2,430,998
Zentalis Pharmaceuticals, Inc.
(a)
........... 165,303 801,720
Zura Bio Ltd. , Class A
(a)
................. 198,084 1,168,696
217,428,439
Broadline Retail — 0.2%
(a)(b)
1stdibs.com, Inc. ..................... 80,310 393,519
Groupon, Inc. , Class A ................. 79,293 1,907,790
2,301,309
Building Products — 0.4%
Alpha Pro Tech Ltd.
(b)
.................. 29,567 166,167
Caesarstone Ltd.
(b)
.................... 67,494 141,737
CEA Industries, Inc.
(b)
.................. 129,628 352,588
Insteel Industries, Inc. .................. 63,835 1,927,817
JELD-WEN Holding, Inc.
(b)
............... 291,943 437,915
Quanex Building Products Corp. ........... 156,286 2,910,045
Security
Shares
Shares Value
Building Products (continued)
Tecogen, Inc.
(a) (b)
..................... 62,527 $ 326,391
6,262,660
Capital Markets — 0.5%
Aether Holdings, Inc.
(a) (b)
................ 15,861 74,705
AlTi Global, Inc. , Class A
(a) (b)
............. 167,926 606,213
Bakkt, Inc. , Class A
(a) (b)
................. 97,688 762,943
Beneficient , Class A
(a) (b)
................. 4,205 15,474
Binah Capital Group, Inc.
(a) (b)
............. 12,577 19,369
BRC Group Holdings, Inc.
(a) (b)
............. 76,476 614,867
Chaince Digital Holdings, Inc.
(a) (b)
.......... 216,171 944,667
Cohen & Co., Inc. .................... 6,270 85,147
Dominari Holdings, Inc. ................. 30,506 95,789
Fold Holdings, Inc.
(a) (b)
.................. 45,460 20,607
Gemini Space Station, Inc. , Class A
(a) (b)
...... 137,700 586,602
Great Elm Group, Inc.
(a) (b)
............... 35,827 78,103
Hennessy Advisors, Inc. ................ 18,287 185,613
Heritage Global, Inc.
(b)
................. 104,429 126,359
Innventure, Inc.
(a) (b)
.................... 188,065 953,490
MarketWise, Inc. , Class A ............... 7,599 135,566
Marygold Cos., Inc. (The)
(b)
.............. 30,520 36,319
Open Lending Corp.
(b)
.................. 351,661 1,093,666
Siebert Financial Corp.
(a) (b)
............... 50,031 82,551
Silvercrest Asset Management Group, Inc. , Class
A ............................. 22,241 224,856
Value Line, Inc. ...................... 2,683 108,608
Westwood Holdings Group, Inc. ........... 24,955 478,138
7,329,652
Chemicals — 1.1%
AdvanSix, Inc. ....................... 89,696 1,783,156
Alto Ingredients, Inc.
(a) (b)
................ 248,174 1,414,592
American Vanguard Corp.
(b)
.............. 92,177 258,096
Arq, Inc.
(b)
.......................... 111,170 283,484
Ascent Industries Co.
(b)
................. 26,951 405,074
ASP Isotopes, Inc.
(a) (b)
.................. 391,459 2,434,875
Aspen Aerogels, Inc.
(a) (b)
................ 228,323 1,447,568
Core Molding Technologies, Inc.
(b)
.......... 28,097 663,089
Flexible Solutions International, Inc.
(a) (b)
...... 23,632 157,389
Flotek Industries, Inc.
(a) (b)
................ 48,996 1,152,386
Intrepid Potash, Inc.
(b)
.................. 37,535 1,230,397
Koppers Holdings, Inc. ................. 61,197 2,747,745
Northern Technologies International Corp.
(a)
... 26,674 228,329
Rayonier Advanced Materials, Inc.
(a) (b)
....... 209,471 1,646,442
Solesence, Inc.
(b)
..................... 68,221 50,142
Trinseo plc
(a)
........................ 91,174 146
Valhi, Inc. .......................... 8,107 118,930
16,021,840
Commercial Services & Supplies — 1.3%
ACCO Brands Corp. ................... 307,501 1,279,204
Birchtech Corp.
(b)
..................... 66,871 137,085
Bridger Aerospace Group Holdings, Inc.
(a) (b)
... 135,849 260,830
Civeo Corp.
(b)
....................... 34,798 1,217,930
CompX International, Inc. , Class A ......... 5,370 133,713
Ennis, Inc. ......................... 83,664 1,777,860
Enviri Corp.
(a) (b)
...................... 86,727 1,903,658
Fuel Tech, Inc.
(b)
..................... 80,786 178,537
Interface, Inc. , Class A
(a)
................ 195,877 7,020,232
Knightscope, Inc. , Class A
(a) (b)
............ 49,371 104,173
LanzaTech Global, Inc.
(a) (b)
............... 5,173 35,280
Liquidity Services, Inc.
(b)
................ 80,334 3,142,666
Mobile Infrastructure Corp. , Class A
(b)
....... 46,157 63,697
NLI Holdings, Inc. .................... 28,738 170,991
Odyssey Marine Exploration, Inc. , Class B
(a) (b)
.. 181,176 154,072
Perma-Fix Environmental Services, Inc.
(a) (b)
... 59,246 846,625

Schedule of Investments
(unaudited) (continued)
June 30, 2026
iShares
®
Micro-Cap ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Commercial Services & Supplies (continued)
Quad/Graphics, Inc. , Class A ............. 99,904 $ 842,191
Royalty Management Holding Corp. ........ 26,062 68,282
Team, Inc.
(b)
........................ 9,124 157,663
Virco Mfg. Corp. ..................... 38,529 236,568
19,731,257
Communications Equipment — 0.8%
ADTRAN Holdings, Inc.
(a) (b)
.............. 257,567 3,580,181
Aviat Networks, Inc.
(a) (b)
................. 39,829 884,204
BK Technologies Corp.
(a) (b)
............... 10,225 879,145
Clearfield, Inc.
(a) (b)
..................... 38,670 1,538,679
Comtech Telecommunications Corp.
(b)
....... 90,847 190,779
Franklin Wireless Corp. ................. 32,452 82,428
Genasys, Inc.
(a) (b)
..................... 143,066 243,212
Inseego Corp.
(a) (b)
..................... 40,566 419,047
KVH Industries, Inc.
(a) (b)
................. 41,901 415,239
Lantronix, Inc.
(a) (b)
..................... 119,771 704,253
NETGEAR, Inc.
(b)
..................... 89,222 2,083,334
Network-1 Technologies, Inc. ............. 46,627 68,542
Optical Cable Corp.
(a) (b)
................. 17,906 375,489
Ribbon Communications, Inc.
(b)
........... 315,539 738,361
12,202,893
Construction & Engineering — 0.9%
(b)
Bowman Consulting Group Ltd.
(a)
.......... 48,767 1,423,996
Concrete Pumping Holdings, Inc. .......... 70,146 845,259
INNOVATE Corp.
(a)
.................... 18,734 349,764
JFB Construction Holdings , Class A
(a)
....... 19,481 93,704
Limbach Holdings, Inc. ................. 37,357 2,876,489
Matrix Service Co. .................... 91,709 1,256,413
NWPX Infrastructure, Inc. ............... 32,071 4,808,726
Orion Group Holdings, Inc. .............. 131,886 2,218,323
Shimmick Corp.
(a)
..................... 17,367 79,367
Southland Holdings, Inc.
(a)
............... 57,285 38,020
13,990,061
Construction Materials — 0.0%
Smith-Midland Corp.
(a) (b)
................ 9,337 270,773
Consumer Finance — 0.7%
Atlanticus Holdings Corp.
(a) (b)
............. 17,092 1,747,657
Consumer Portfolio Services, Inc.
(a) (b)
........ 30,496 292,609
DeFi Development Corp.
(a) (b)
............. 71,044 208,869
Katapult Holdings, Inc.
(b)
................ 9,210 60,878
LendingTree, Inc.
(a) (b)
.................. 38,232 1,693,295
Medallion Financial Corp. ............... 56,561 577,488
NerdWallet, Inc. , Class A
(b)
............... 110,281 1,020,099
Oportun Financial Corp.
(b)
............... 140,413 801,758
OppFi, Inc. , Class A
(b)
.................. 87,402 867,902
Regional Management Corp. ............. 29,590 1,219,108
Vroom, Inc.
(a) (b)
....................... 3,042 23,424
World Acceptance Corp.
(a) (b)
.............. 8,271 1,851,298
10,364,385
Consumer Staples Distribution & Retail — 0.2%
HF Foods Group, Inc.
(a) (b)
................ 135,298 190,770
Natural Grocers by Vitamin Cottage, Inc. ..... 44,256 1,372,821
Village Super Market, Inc. , Class A ......... 31,296 1,320,066
2,883,657
Containers & Packaging — 0.4%
Myers Industries, Inc. .................. 127,032 4,485,500
Ranpak Holdings Corp. , Class A
(b)
......... 164,212 1,200,390
5,685,890
Security
Shares
Shares Value
Distributors — 0.2%
AMCON Distributing Co.
(a)
............... 689 $ 50,153
Gold.com, Inc. ....................... 66,815 2,780,172
Weyco Group, Inc. .................... 20,231 795,685
3,626,010
Diversified Consumer Services — 0.8%
American Public Education, Inc.
(b)
.......... 60,069 3,225,705
Beachbody Co., Inc. (The)
(a) (b)
............ 14,081 143,908
Carriage Services, Inc. , Class A ........... 47,842 1,834,262
Chegg, Inc.
(b)
........................ 366,641 370,308
Legacy Education, Inc.
(a) (b)
............... 32,512 382,341
Lincoln Educational Services Corp.
(b)
........ 101,161 5,047,934
Regis Corp.
(b)
....................... 7,283 203,924
WW International, Inc.
(b)
................ 34,146 545,653
11,754,035
Diversified REITs — 0.4%
Alpine Income Property Trust, Inc. ......... 51,918 1,077,818
CTO Realty Growth, Inc. ................ 111,098 2,389,718
Gladstone Commercial Corp. ............. 165,235 2,032,390
Modiv Industrial, Inc. , Class C ............ 32,348 562,855
NexPoint Diversified Real Estate Trust ...... 123,372 640,301
6,703,082
Diversified Telecommunication Services — 1.0%
Anterix, Inc.
(b)
....................... 38,466 3,959,690
ATN International, Inc. ................. 34,015 901,057
Bandwidth, Inc. , Class A
(a) (b)
.............. 99,409 6,292,590
Elauwit Connection, Inc.
(a) (b)
.............. 7,817 56,048
IDT Corp. , Class B .................... 55,777 3,243,990
14,453,375
Electric Utilities — 0.1%
Genie Energy Ltd. , Class B .............. 70,107 1,013,046
Electrical Equipment — 2.1%
Allient, Inc. ......................... 49,923 5,138,574
Beam Global
(a) (b)
..................... 66,601 86,581
Broadwind, Inc.
(b)
..................... 69,913 337,680
ChargePoint Holdings, Inc.
(a) (b)
............ 80,993 478,669
Energous Corp.
(a) (b)
.................... 14,980 360,269
Energy Vault Holdings, Inc.
(a) (b)
............ 465,949 2,194,620
Espey Mfg. & Electronics Corp. ........... 7,828 527,216
ESS Tech, Inc.
(a) (b)
.................... 78,252 74,339
FTC Solar, Inc.
(a) (b)
.................... 37,190 188,925
FuelCell Energy, Inc.
(a) (b)
................ 181,827 6,547,590
GrafTech International Ltd.
(a) (b)
............ 56,887 336,202
Hyliion Holdings Corp.
(a) (b)
............... 429,975 2,240,170
KULR Technology Group, Inc.
(a) (b)
.......... 148,468 565,663
LSI Industries, Inc. .................... 112,826 2,998,915
NANO Nuclear Energy, Inc.
(a) (b)
............ 145,582 3,077,604
NeoVolta, Inc.
(a) (b)
..................... 116,358 366,528
Orion Energy Systems, Inc.
(b)
............. 11,904 139,158
Pioneer Power Solutions, Inc.
(b)
........... 29,361 115,682
Power Solutions International, Inc.
(b)
........ 28,760 1,118,476
Preformed Line Products Co. ............. 8,442 3,465,948
SES AI Corp. , Class A
(a) (b)
............... 846,758 813,057
SKYX Platforms Corp.
(a) (b)
............... 320,267 353,895
Solidion Technology, Inc.
(a) (b)
............. 8,474 78,723
Stem, Inc.
(b)
......................... 27,987 218,579
SunPower, Inc.
(a) (b)
.................... 308,954 212,344
Tigo Energy, Inc.
(b)
.................... 130,266 303,520
Ultralife Corp.
(a) (b)
..................... 33,017 208,667
32,547,594

Schedule of Investments
(unaudited) (continued)
June 30, 2026
iShares
®
Micro-Cap ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Electronic Equipment, Instruments & Components — 4.0%
908 Devices, Inc.
(a) (b)
................... 97,794 $ 850,808
Acorn Energy, Inc.
(b)
................... 5,077 86,461
Aeva Technologies, Inc.
(b)
............... 93,544 2,686,584
AEye, Inc.
(a) (b)
....................... 152,425 219,492
Airgain, Inc.
(b)
....................... 33,961 213,954
AmpliTech Group, Inc.
(a) (b)
............... 76,346 531,368
Arlo Technologies, Inc.
(b)
................ 363,636 4,901,813
Climb Global Solutions, Inc. .............. 56,069 1,301,362
Coda Octopus Group, Inc.
(a) (b)
............ 18,290 178,693
CPS Technologies Corp.
(b)
............... 50,782 280,317
Daktronics, Inc.
(b)
..................... 133,104 2,603,514
Evolv Technologies Holdings, Inc.
(b)
......... 549,617 3,187,779
Forward Industries, Inc.
(a) (b)
.............. 204,294 862,121
Frequency Electronics, Inc.
(b)
............. 22,886 1,518,486
Identiv, Inc.
(a) (b)
....................... 67,427 169,916
Interlink Electronics, Inc.
(b)
............... 11,855 57,141
Key Tronic Corp.
(b)
.................... 30,024 123,999
Kimball Electronics, Inc.
(b)
............... 81,106 2,076,314
LGL Group, Inc. (The)
(b)
................ 28,198 194,848
LightPath Technologies, Inc. , Class A
(a) (b)
..... 185,068 3,025,862
Methode Electronics, Inc. ............... 118,016 2,238,764
M-Tron Industries, Inc.
(a) (b)
............... 14,057 1,393,752
Nortech Systems, Inc.
(b)
................ 3,245 51,011
Ouster, Inc. , Class A
(a) (b)
................ 209,942 13,125,575
Powerfleet, Inc.
(a) (b)
.................... 430,257 1,647,884
RF Industries Ltd.
(a) (b)
.................. 28,301 600,264
Richardson Electronics Ltd. .............. 41,811 794,827
ScanSource, Inc.
(b)
.................... 72,585 3,780,953
SmartRent, Inc. , Class A
(a) (b)
.............. 505,724 601,812
Sono-Tek Corp.
(b)
..................... 26,668 163,208
Syntec Optics Holdings, Inc.
(a) (b)
........... 23,917 297,767
Unusual Machines, Inc.
(a) (b)
.............. 152,908 3,409,848
Vishay Precision Group, Inc.
(a) (b)
........... 40,899 6,131,169
Vuzix Corp.
(a) (b)
...................... 234,328 679,551
Wrap Technologies, Inc.
(a) (b)
.............. 133,229 171,865
60,159,082
Energy Equipment & Services — 1.3%
Bristow Group, Inc. , Class A ............. 88,718 3,665,828
Dawson Geophysical Co.
(a) (b)
............. 20,811 123,617
DMC Global, Inc.
(b)
.................... 65,675 381,572
Drilling Tools International Corp.
(a) (b)
......... 74,049 142,914
Energy Services of America Corp. ......... 47,073 910,392
Forum Energy Technologies, Inc.
(b)
......... 36,042 1,810,390
Geospace Technologies Corp.
(a) (b)
.......... 42,952 290,785
HMH Holding, Inc. , Class A
(b)
............. 34,610 648,591
KLX Energy Services Holdings, Inc.
(a) (b)
...... 53,005 136,753
Mammoth Energy Services, Inc.
(b)
.......... 86,748 281,931
MIND Technology, Inc.
(a) (b)
............... 30,815 145,447
Natural Gas Services Group, Inc. .......... 39,790 1,716,541
NCS Multistage Holdings, Inc.
(a) (b)
.......... 2,799 123,492
Nine Energy Service, Inc.
(b)
.............. 47,203 614,111
Oil States International, Inc.
(b)
............. 192,147 1,539,097
Ranger Energy Services, Inc. , Class A ....... 63,086 1,010,007
SEACOR Marine Holdings, Inc.
(a) (b)
......... 74,300 568,395
Smart Sand, Inc. ..................... 101,862 510,329
TETRA Technologies, Inc.
(b)
.............. 436,689 4,947,686
19,567,878
Entertainment — 0.4%
Cineverse Corp. , Class A
(a) (b)
............. 62,228 184,817
CuriosityStream, Inc. , Class A ............ 142,406 378,800
Firy, Inc. , Class A
(a) (b)
.................. 29,710 302,448
Freecast, Inc. , Class A
(b)
................ 48,837 328,185
Gaia, Inc. , Class A
(a) (b)
.................. 56,855 119,396
Security
Shares
Shares Value
Entertainment (continued)
Gamehaus Holdings, Inc.
(a) (b)
............. 45,378 $ 44,647
LiveOne, Inc.
(b)
...................... 34,021 217,734
Marcus Corp. (The) ................... 76,364 1,791,499
Meridian Holdings, Inc.
(a) (b)
............... 7,269 101,184
Nomadar Corp. , Class A
(b)
............... 14,102 52,883
PodcastOne, Inc.
(b)
.................... 16,532 73,898
Reservoir Media, Inc.
(b)
................. 65,922 651,969
Starz Entertainment Corp.
(b)
.............. 40,754 1,176,160
Vivid Seats, Inc. , Class A
(b)
.............. 19,398 126,475
5,550,095
Financial Services — 1.1%
Acacia Research Corp.
(a) (b)
............... 117,423 547,191
Alerus Financial Corp. ................. 80,359 2,499,165
Beeline Holdings, Inc.
(a) (b)
............... 79,515 97,008
Better Home & Finance Holding Co. , Class A
(a) (b)
26,886 739,365
Cass Information Systems, Inc. ........... 39,012 2,002,096
Finance of America Cos., Inc. , Class A
(a) (b)
.... 13,355 367,530
International Money Express, Inc.
(b)
......... 94,251 1,361,927
loanDepot, Inc. , Class A
(a) (b)
.............. 382,812 478,515
Mount Logan Capital, Inc. ............... 31,046 106,798
NewtekOne, Inc. ..................... 85,461 1,265,678
Onity Group, Inc.
(b)
.................... 23,436 931,581
Paysign, Inc.
(b)
....................... 149,606 1,225,273
Priority Technology Holdings, Inc.
(a) (b)
........ 115,433 769,938
Repay Holdings Corp. , Class A
(b)
.......... 218,055 915,831
Security National Financial Corp. , Class A
(b)
... 53,591 519,297
Sui Group Holdings Ltd.
(a) (b)
.............. 217,656 252,481
Usio, Inc.
(b)
......................... 66,898 165,907
Velocity Financial, Inc.
(a) (b)
............... 41,496 766,016
Waterstone Financial, Inc. ............... 52,747 1,093,445
XBP Global Holdings, Inc.
(a) (b)
............. 25,260 58,603
16,163,645
Food Products — 0.6%
Alico, Inc. .......................... 19,299 798,400
Barfresh Food Group, Inc.
(b)
.............. 19,730 39,460
BranchOut Food, Inc.
(b)
................. 37,802 173,889
BRC, Inc. , Class A
(b)
................... 260,544 289,204
Bridgford Foods Corp.
(b)
................ 4,481 29,082
Buda Juice, Inc.
(a) (b)
................... 11,191 95,235
Forafric Global plc
(b)
................... 18,525 186,732
Laird Superfood, Inc.
(b)
................. 29,095 136,746
Lifeway Foods, Inc.
(a) (b)
................. 18,928 564,812
Limoneira Co. ....................... 56,582 742,922
Mama's Creations, Inc.
(b)
................ 126,499 2,258,007
Once Upon a Farm PBC
(b)
............... 43,648 893,911
Seneca Foods Corp. , Class A
(a) (b)
.......... 15,153 2,635,713
SOW GOOD, Inc.
(a) (b)
.................. 65,890 274,761
9,118,874
Gas Utilities — 0.0%
RGC Resources, Inc. .................. 28,502 681,198
Ground Transportation — 0.3%
Covenant Logistics Group, Inc. , Class A ...... 51,914 2,293,561
FTAI Infrastructure, Inc. ................. 370,219 1,717,816
PAMT Corp.
(b)
....................... 16,314 228,559
Proficient Auto Logistics, Inc.
(a) (b)
........... 82,752 563,541
Universal Logistics Holdings, Inc. .......... 24,056 356,029
5,159,506
Health Care Equipment & Supplies — 3.3%
Accuray, Inc.
(b)
....................... 35,957 9,270
Acme United Corp. .................... 11,623 554,649
AngioDynamics, Inc.
(b)
................. 125,123 1,627,850
Anteris Technologies Global Corp.
(b)
........ 273,261 2,691,621

Schedule of Investments
(unaudited) (continued)
June 30, 2026
iShares
®
Micro-Cap ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Health Care Equipment & Supplies (continued)
Apyx Medical Corp.
(b)
.................. 122,285 $ 549,060
Axe Compute, Inc.
(a) (b)
.................. 17,851 135,310
Bioventus, Inc. , Class A
(a) (b)
.............. 161,974 1,529,034
Butterfly Network, Inc. , Class A
(a) (b)
......... 705,230 5,938,037
CapsoVision, Inc.
(a) (b)
.................. 115,342 874,292
Carlsmed, Inc.
(a) (b)
.................... 28,345 294,221
Ceribell, Inc.
(a) (b)
...................... 92,603 1,801,128
Cerus Corp.
(a) (b)
...................... 668,838 1,953,007
ClearPoint Neuro, Inc.
(a) (b)
............... 94,770 1,690,697
CVRx, Inc.
(a) (b)
....................... 51,597 265,208
Delcath Systems, Inc.
(a) (b)
............... 96,698 1,217,428
ElectroCore, Inc.
(a) (b)
................... 17,562 151,736
Electromed, Inc.
(a) (b)
................... 22,445 949,423
HeartBeam, Inc.
(a) (b)
................... 155,600 116,700
Hyperfine, Inc. , Class A
(b)
............... 261,866 353,519
Inogen, Inc.
(b)
....................... 82,873 534,531
InspireMD, Inc.
(b)
..................... 114,832 80,394
iRadimed Corp. ...................... 28,403 2,714,191
Kewaunee Scientific Corp.
(a) (b)
............ 7,414 263,345
KORU Medical Systems, Inc.
(b)
............ 151,633 636,859
LENSAR, Inc.
(a) (b)
..................... 32,515 185,661
Lucid Diagnostics, Inc.
(a) (b)
............... 497,964 532,821
Microbot Medical, Inc.
(a) (b)
............... 230,924 450,302
Neuraxis, Inc.
(a) (b)
..................... 29,351 214,556
Neuronetics, Inc.
(a) (b)
................... 93,494 121,542
NeuroOne Medical Technologies Corp.
(b)
..... 23,642 71,872
NeuroPace, Inc.
(b)
.................... 89,094 1,415,704
Odysight.ai, Inc.
(a) (b)
................... 34,609 143,973
OraSure Technologies, Inc.
(b)
............. 220,490 983,385
Orchestra BioMed Holdings, Inc.
(a) (b)
........ 133,768 577,209
Orthofix Medical, Inc.
(b)
................. 135,419 1,237,730
OrthoPediatrics Corp.
(a) (b)
................ 59,167 1,131,865
Outset Medical, Inc.
(a) (b)
................. 57,965 250,409
Owlet, Inc. , Class A
(a) (b)
................. 55,892 320,820
PAVmed, Inc.
(b)
...................... 13,795 81,942
Precision Optics Corp., Inc.
(b)
............. 25,478 129,938
Pro-Dex, Inc.
(a) (b)
..................... 6,982 408,796
Pulmonx Corp.
(a) (b)
.................... 137,144 178,287
Pulse Biosciences, Inc.
(a) (b)
............... 61,907 1,716,681
QT Imaging Holdings, Inc.
(a) (b)
............. 31,015 126,231
RxSight, Inc.
(b)
....................... 133,713 644,497
Sanara Medtech, Inc.
(b)
................. 11,230 264,916
SANUWAVE Health, Inc.
(a) (b)
.............. 26,001 260,010
Senseonics Holdings, Inc.
(a) (b)
............. 132,509 752,651
Sensus Healthcare, Inc.
(a) (b)
.............. 46,361 140,010
Shoulder Innovations, Inc.
(b)
.............. 35,296 715,803
SI-BONE, Inc.
(a) (b)
..................... 147,843 2,412,798
Sight Sciences, Inc.
(a) (b)
................. 132,333 717,245
SkyAI, Inc.
(a) (b)
....................... 123,731 137,341
Solana Co.
(b)
........................ 161,009 265,665
Spectral AI, Inc.
(a) (b)
.................... 91,968 159,105
Stereotaxis, Inc.
(a) (b)
................... 228,492 393,006
Strive, Inc. , Class A
(a) (b)
................. 212,402 2,317,306
Tactile Systems Technology, Inc.
(b)
......... 76,939 2,291,243
Treace Medical Concepts, Inc.
(b)
........... 165,650 659,287
Utah Medical Products, Inc. .............. 10,269 708,356
Vivani Medical, Inc.
(a) (b)
................. 133,707 165,797
50,216,270
Health Care Providers & Services — 1.6%
Accendra Health, Inc.
(b)
................. 241,880 827,230
AirSculpt Technologies, Inc.
(a) (b)
........... 33,365 150,142
Aveanna Healthcare Holdings, Inc.
(b)
........ 262,909 2,253,130
Biodesix, Inc.
(b)
...................... 17,404 392,460
Castle Biosciences, Inc.
(b)
............... 100,018 2,385,429
Security
Shares
Shares Value
Health Care Providers & Services (continued)
Community Health Systems, Inc.
(b)
......... 436,434 $ 1,457,690
Cross Country Healthcare, Inc.
(b)
.......... 102,348 1,352,017
Cryo-Cell International, Inc.
(b)
............. 6,266 19,988
InfuSystem Holdings, Inc.
(a) (b)
............. 64,859 625,889
Joint Corp. (The)
(b)
.................... 27,638 242,662
Nano-X Imaging Ltd.
(a) (b)
................ 239,244 277,523
NRC Health ........................ 39,841 859,370
Nutex Health, Inc.
(a) (b)
.................. 16,858 2,880,864
Oncology Institute, Inc. (The)
(b)
............ 257,181 1,396,493
Park Dental Partners, Inc.
(b)
.............. 5,222 112,534
Pennant Group, Inc. (The)
(b)
.............. 114,572 4,233,435
Precipio, Inc.
(a) (b)
..................... 5,388 133,407
SBC Medical Group Holdings, Inc.
(b)
........ 64,451 198,509
Strata Critical Medical, Inc.
(a) (b)
............ 229,644 1,210,224
Talkspace, Inc.
(b)
..................... 480,873 2,500,540
Viemed Healthcare, Inc.
(b)
............... 114,129 1,301,071
24,810,607
Health Care REITs — 0.3%
Chiron Real Estate, Inc. ................ 42,703 1,602,217
Strawberry Fields REIT, Inc. ............. 27,219 374,261
Universal Health Realty Income Trust ....... 43,815 1,921,726
3,898,204
Health Care Technology — 0.5%
American Well Corp. , Class A
(b)
........... 48,619 443,405
CareCloud, Inc.
(a) (b)
.................... 124,373 263,671
Claritev Corp. , Class A
(a) (b)
............... 32,701 1,115,431
DarioHealth Corp.
(b)
................... 18,155 119,823
Definitive Healthcare Corp. , Class A
(b)
....... 137,070 113,891
Firefly Neuroscience, Inc.
(a) (b)
............. 47,613 57,612
Health Catalyst, Inc.
(a) (b)
................. 179,365 356,936
HealthStream, Inc. .................... 79,958 2,178,855
LifeMD, Inc.
(a) (b)
...................... 135,043 557,728
OneMedNet Corp.
(b)
................... 47,503 33,775
OptimizeRx Corp.
(a) (b)
.................. 54,907 314,068
Simulations Plus, Inc.
(b)
................. 57,763 1,057,641
TruBridge, Inc.
(b)
..................... 36,211 949,090
7,561,926
Hotel & Resort REITs — 0.2%
Braemar Hotels & Resorts, Inc. ........... 198,063 427,816
Chatham Lodging Trust ................. 151,904 2,009,690
2,437,506
Hotels, Restaurants & Leisure — 1.8%
Aureus Greenway Holdings, Inc.
(a) (b)
........ 45,860 182,981
Bally's Corp.
(a) (b)
...................... 34,526 473,351
Biglari Holdings, Inc. , Class A
(b)
........... 187 393,575
Biglari Holdings, Inc. , Class B, NVS
(b)
....... 2,315 986,260
BJ's Restaurants, Inc.
(b)
................. 64,707 3,929,980
Canterbury Park Holding Corp.
(a)
.......... 9,719 153,171
Century Casinos, Inc.
(b)
................. 83,584 106,987
Dave & Buster's Entertainment, Inc.
(b)
....... 91,575 1,043,955
Dine Brands Global, Inc. ................ 42,095 1,511,210
El Pollo Loco Holdings, Inc.
(b)
............. 96,897 1,643,373
Flanigan's Enterprises, Inc. .............. 1,340 60,086
Full House Resorts, Inc.
(a) (b)
.............. 116,685 325,551
High Roller Technologies, Inc.
(b)
........... 17,612 104,263
Inspired Entertainment, Inc.
(a) (b)
............ 83,551 689,296
Jack in the Box, Inc.
(b)
.................. 60,210 951,920
Kura Sushi USA, Inc. , Class A
(a) (b)
.......... 23,271 1,339,479
Lindblad Expeditions Holdings, Inc.
(b)
........ 167,538 4,731,273
Nathan's Famous, Inc. ................. 9,754 991,006
Noodles & Co. , Class A
(b)
............... 12,518 187,144
ONE Group Hospitality, Inc. (The)
(a) (b)
....... 70,175 141,052

Schedule of Investments
(unaudited) (continued)
June 30, 2026
iShares
®
Micro-Cap ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Hotels, Restaurants & Leisure (continued)
Pursuit Attractions & Hospitality, Inc.
(a) (b)
...... 70,412 $ 3,940,960
Rave Restaurant Group, Inc.
(b)
............ 42,306 138,341
RCI Hospitality Holdings, Inc. ............. 22,675 619,481
Red Robin Gourmet Burgers, Inc.
(a) (b)
........ 45,448 363,130
Serve Robotics, Inc.
(a) (b)
................. 241,301 1,587,761
Venu Holding Corp.
(b)
.................. 160,635 364,641
Xponential Fitness, Inc. , Class A
(b)
......... 119,766 828,781
27,789,008
Household Durables — 0.9%
Bassett Furniture Industries, Inc. .......... 25,089 444,577
Beazer Homes USA, Inc.
(a) (b)
............. 83,809 2,350,842
Ethan Allen Interiors, Inc. ............... 79,591 1,778,063
Flexsteel Industries, Inc. ................ 11,176 832,389
GoPro, Inc. , Class A
(a) (b)
................. 452,766 352,252
Hamilton Beach Brands Holding Co. , Class A .. 24,536 565,064
Hooker Furnishings Corp. ............... 36,131 644,216
Hovnanian Enterprises, Inc. , Class A
(b)
....... 15,951 2,271,582
Koss Corp.
(a) (b)
....................... 19,211 77,036
Legacy Housing Corp.
(b)
................ 30,082 790,254
Lifetime Brands, Inc. ................... 41,032 350,003
Live Ventures, Inc.
(b)
................... 2,676 25,663
Lovesac Co. (The)
(a) (b)
.................. 47,921 799,802
Traeger, Inc.
(a) (b)
...................... 2,428 191,399
Universal Electronics, Inc.
(b)
.............. 35,464 169,163
XMAX, Inc.
(a) (b)
....................... 206,327 1,875,512
13,517,817
Household Products — 0.2%
Oil-Dri Corp. of America ................ 33,507 3,424,750
Independent Power and Renewable Electricity Producers — 0.2%
(b)
Hallador Energy Co. ................... 118,683 2,063,897
Montauk Renewables, Inc.
(a)
............. 226,441 353,248
Spruce Power Holding Corp. ............. 56,590 146,002
2,563,147
Industrial REITs — 0.2%
Industrial Logistics Properties Trust ......... 190,832 1,692,680
One Liberty Properties, Inc. .............. 59,295 1,447,984
3,140,664
Insurance — 1.7%
Abacus Global Management, Inc. .......... 93,273 998,954
American Coastal Insurance Corp. ......... 84,394 936,773
American Integrity Insurance Group, Inc. ..... 40,142 755,874
Atlantic American Corp.
(b)
............... 11,702 19,542
Citizens, Inc. , Class A
(a) (b)
............... 154,188 885,039
Crawford & Co. , Class A, NVS ............ 55,208 622,194
Donegal Group, Inc. , Class A ............. 57,893 1,091,862
eHealth, Inc.
(b)
....................... 99,420 148,136
FG Nexus, Inc.
(b)
..................... 18,411 95,185
Greenlight Capital Re Ltd. , Class A
(b)
........ 88,402 1,430,344
Health In Tech, Inc. , Class A
(a) (b)
........... 62,600 63,226
Heritage Insurance Holdings, Inc.
(b)
......... 83,366 2,174,185
Hippo Holdings, Inc.
(a) (b)
................. 63,780 1,802,423
Investors Title Co. .................... 4,908 1,343,222
James River Group Holdings, Inc.
(a)
........ 125,926 554,074
Kestrel Group Ltd.
(b)
................... 20,644 185,796
Kingstone Cos., Inc. ................... 39,318 748,222
Kingsway Corp.
(b)
..................... 72,310 753,470
MBIA, Inc.
(a) (b)
....................... 155,812 1,015,894
NI Holdings, Inc.
(b)
.................... 22,194 348,668
Octave Specialty Group, Inc.
(b)
............ 138,862 866,499
Tiptree, Inc. , Class A .................. 78,816 1,412,383
United Fire Group, Inc. ................. 72,678 3,811,234
Security
Shares
Shares Value
Insurance (continued)
Universal Insurance Holdings, Inc. ......... 85,103 $ 3,519,860
25,583,059
Interactive Media & Services — 0.9%
Angi, Inc. , Class A
(a) (b)
.................. 97,082 577,638
Arena Group Holdings, Inc. (The)
(a) (b)
........ 39,882 33,102
DHI Group, Inc.
(b)
..................... 123,769 459,183
EverQuote, Inc. , Class A
(a) (b)
.............. 95,145 2,263,500
fuboTV, Inc. , Class A
(a) (b)
................ 97,055 892,906
Giftify, Inc.
(a) (b)
....................... 82,371 78,088
IZEA Worldwide, Inc.
(b)
................. 45,271 167,503
MediaAlpha, Inc. , Class A
(b)
.............. 103,609 1,302,365
Nextdoor Holdings, Inc.
(b)
............... 788,631 1,790,192
QuinStreet, Inc.
(b)
..................... 185,710 2,720,651
System1, Inc.
(a) (b)
..................... 17,903 41,356
Taboola.com Ltd.
(b)
.................... 428,858 2,144,290
Teads Holding Co.
(a) (b)
.................. 17,621 13,513
Travelzoo
(a) (b)
........................ 24,448 285,553
WeShop Holdings Ltd. , Class A
(a) (b)
......... 4,999 38,942
Zedge, Inc. , Class B ................... 35,385 109,693
ZipRecruiter, Inc. , Class A
(b)
.............. 220,153 825,574
13,744,049
IT Services — 0.9%
AIB Data Centers, Inc.
(a)
................ 39,555 83,857
Backblaze, Inc. , Class A
(a) (b)
.............. 196,223 3,112,097
Brand Engagement Network, Inc.
(a) (b)
........ 13,418 229,582
ChronoScale Corp.
(a) (b)
................. 10,107 224,578
Commerce.com, Inc.
(b)
................. 252,218 746,565
Crexendo, Inc.
(b)
..................... 62,285 465,269
CSP, Inc. .......................... 23,778 188,797
Grid Dynamics Holdings, Inc. , Class A
(b)
...... 220,748 1,253,849
Hackett Group, Inc. (The) ............... 74,714 804,670
Information Services Group, Inc. ........... 119,623 491,650
Rackspace Technology, Inc.
(a) (b)
........... 309,732 2,022,550
Research Solutions, Inc.
(b)
............... 92,763 215,210
SharonAI Holdings, Inc.
(a) (b)
.............. 14,390 1,218,257
TSS, Inc.
(a) (b)
........................ 81,787 1,005,980
Tucows, Inc. , Class A
(a) (b)
................ 23,187 312,329
Unisys Corp.
(b)
....................... 220,225 806,023
WidePoint Corp.
(a) (b)
................... 28,504 498,820
XTI Aerospace, Inc.
(a) (b)
................. 132,455 239,744
13,919,827
Leisure Products — 0.6%
American Outdoor Brands, Inc.
(b)
.......... 40,039 470,058
Clarus Corp. ........................ 100,975 318,071
Escalade, Inc. ....................... 28,817 541,183
Funko, Inc. , Class A
(a) (b)
................. 142,703 839,094
JAKKS Pacific, Inc. ................... 30,926 719,957
Johnson Outdoors, Inc. , Class A ........... 21,858 1,006,343
K-Tech Solutions Co. Ltd. , Class A
(b)
........ 16,153 14,053
Latham Group, Inc.
(a) (b)
................. 174,085 1,126,330
MasterCraft Boat Holdings, Inc.
(a) (b)
......... 61,828 1,596,399
Smith & Wesson Brands, Inc. ............. 149,673 2,251,082
Tron, Inc.
(b)
......................... 172,679 278,013
9,160,583
Life Sciences Tools & Services — 0.8%
(b)
Alpha Teknova, Inc.
(a)
.................. 37,732 214,318
Atlantic International Corp.
(a)
............. 71,527 65,805
BioLife Solutions, Inc.
(a)
................. 142,959 4,037,162
Champions Oncology, Inc. ............... 28,454 175,277
Codexis, Inc.
(a)
....................... 290,804 657,217
Ginkgo Bioworks Holdings, Inc. , Class A
(a)
.... 160,175 1,587,334
Lifecore Biomedical, Inc.
(a)
............... 94,903 498,241

Schedule of Investments
(unaudited) (continued)
June 30, 2026
iShares
®
Micro-Cap ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Life Sciences Tools & Services (continued)
MindWalk Holdings Corp. ............... 144,718 $ 228,654
Nautilus Biotechnology, Inc. .............. 166,544 311,437
OmniAb, Inc. ........................ 369,069 907,910
Personalis, Inc.
(a)
..................... 228,051 3,055,883
Quanterix Corp.
(a)
..................... 143,399 619,484
Rapid Micro Biosystems, Inc. , Class A
(a)
...... 112,127 193,980
Seer, Inc. , Class A
(a)
................... 155,254 257,721
12,810,423
Machinery — 2.6%
374Water, Inc.
(b)
...................... 37,759 71,742
3D Systems Corp.
(a) (b)
.................. 488,711 1,475,907
Aebi Schmidt Holding AG ............... 126,258 1,584,538
AgEagle Aerial Systems, Inc.
(a) (b)
........... 190,748 170,014
AirJoule Technologies Corp. , Class A
(a) (b)
..... 109,528 606,785
Columbus McKinnon Corp. .............. 96,403 1,458,577
Commercial Vehicle Group, Inc.
(b)
.......... 104,585 483,183
Douglas Dynamics, Inc. ................ 78,221 4,220,023
Eastern Co. (The) .................... 19,215 535,138
Elmet Group Co. (The)
(b)
................ 33,479 660,875
FreightCar America, Inc.
(a) (b)
.............. 49,914 486,162
Gencor Industries, Inc.
(b)
................ 35,233 525,676
Graham Corp.
(b)
...................... 35,862 4,439,357
Hurco Cos., Inc.
(a) (b)
................... 19,491 446,246
Hyster-Yale, Inc. , Class A ............... 37,619 1,318,922
L B Foster Co. , Class A
(a) (b)
.............. 33,259 1,502,309
Luxfer Holdings plc ................... 90,648 1,635,290
Manitowoc Co., Inc. (The)
(b)
.............. 119,113 1,654,480
Mayville Engineering Co., Inc.
(a) (b)
.......... 49,230 1,844,156
Microvast Holdings, Inc.
(a) (b)
.............. 710,168 830,896
Miller Industries, Inc. .................. 36,986 1,891,834
Nephros, Inc.
(b)
...................... 17,742 63,339
NN, Inc.
(a) (b)
......................... 136,537 490,168
Novusterra, Inc.
(a) (b) (c)
.................. 12,894 —
Omega Flex, Inc. ..................... 12,266 385,030
Palladyne AI Corp.
(a) (b)
.................. 121,989 741,693
Park-Ohio Holdings Corp. ............... 34,020 1,308,069
Perma-Pipe International Holdings, Inc.
(a) (b)
.... 25,042 681,894
Richtech Robotics, Inc. , Class B
(a) (b)
........ 629,242 1,327,701
RYTHM, Inc.
(a) (b)
...................... 3,872 98,659
Taylor Devices, Inc.
(a) (b)
................. 10,845 636,385
TechPrecision Corp.
(b)
.................. 27,243 142,753
Titan International, Inc.
(b)
................ 178,384 1,375,341
Twin Disc, Inc.
(a)
...................... 38,858 901,506
Velo3D, Inc.
(a) (b)
...................... 54,802 961,775
Wabash National Corp. ................. 132,895 1,794,082
38,750,505
Marine Transportation — 0.4%
Costamare Bulkers Holdings Ltd.
(b)
......... 28,566 501,619
Genco Shipping & Trading Ltd. ............ 109,249 2,707,190
Himalaya Shipping Ltd. ................. 99,736 1,332,473
Pangaea Logistics Solutions Ltd. .......... 120,633 784,115
Safe Bulkers, Inc. .................... 184,342 1,163,198
6,488,595
Media — 1.1%
AMC Global Media, Inc. , Class A
(b)
......... 106,705 1,064,916
Beasley Broadcast Group, Inc. , Class A
(b)
..... 2,321 60,926
Boston Omaha Corp. , Class A
(a) (b)
.......... 73,980 1,009,087
comScore, Inc.
(b)
..................... 11,572 85,401
Creative Realities, Inc.
(b)
................ 30,245 124,912
Emerald Holding, Inc. .................. 41,538 209,351
Entravision Communications Corp. , Class A ... 214,163 2,792,686
Eva Live, Inc.
(a) (b)
..................... 26,204 68,917
EW Scripps Co. (The) , Class A
(b)
.......... 195,036 540,250
Security
Shares
Shares Value
Media (continued)
Fluent, Inc.
(a) (b)
....................... 53,132 $ 198,182
Gambling.com Group Ltd.
(a) (b)
............. 70,716 134,360
Harte Hanks, Inc.
(b)
.................... 2,413 5,212
iHeartMedia, Inc. , Class A
(a) (b)
............. 414,556 1,778,445
Lee Enterprises, Inc.
(a) (b)
................ 22,036 197,443
Marchex, Inc. , Class B
(b)
................ 73,060 117,627
MNTN, Inc. , Class A
(a) (b)
................. 157,592 1,449,846
National CineMedia, Inc. ................ 222,200 844,360
Nexxen International Ltd.
(a) (b)
............. 102,034 921,367
Saga Communications, Inc. , Class A ........ 15,881 144,041
Townsquare Media, Inc. , Class A .......... 47,623 336,695
USA TODAY Co., Inc.
(b)
................. 459,746 3,930,828
16,014,852
Metals & Mining — 2.1%
5E Advanced Materials, Inc.
(a) (b)
........... 70,711 98,288
American Battery Technology Co.
(a) (b)
........ 435,383 1,232,134
American Infrastructure Corp.
(a) (b)
.......... 18,637 1
Ampco-Pittsburgh Corp.
(a) (b)
.............. 54,381 470,396
Blue Gold Ltd. , Class A
(b)
................ 57,730 16,072
Caledonia Mining Corp. plc .............. 56,089 1,071,300
Contango Silver & Gold, Inc.
(a) (b)
........... 88,375 1,395,441
Critical Metals Corp.
(a) (b)
................. 228,432 2,341,428
Dakota Gold Corp.
(a) (b)
.................. 392,333 1,671,339
Ferroglobe plc ....................... 406,218 1,291,773
Friedman Industries, Inc. ................ 23,009 740,430
Gold Resource Corp.
(b)
................. 553,079 696,880
Idaho Strategic Resources, Inc.
(a) (b)
......... 51,592 1,689,638
Lifezone Metals Ltd.
(a) (b)
................. 131,161 508,905
Metallus, Inc.
(b)
...................... 122,900 2,297,001
NioCorp Developments Ltd.
(a) (b)
........... 481,589 2,321,259
Paramount Gold Nevada Corp.
(a) (b)
......... 206,700 235,638
Ramaco Resources, Inc. , Class A
(b)
......... 146,894 1,943,407
Ramaco Resources, Inc. , Class B
(b)
........ 22,523 192,572
Realloys, Inc.
(b)
...................... 191,363 2,765,195
ReElement Technologies Corp.
(a) (b)
......... 31,713 23,902
Silver Bow Mining Corp.
(a) (b)
.............. 17,933 121,227
SunCoke Energy, Inc. .................. 290,069 2,335,055
Tredegar Corp.
(b)
..................... 93,192 741,808
United States Antimony Corp.
(a) (b)
.......... 450,247 3,268,793
US Gold Corp.
(a) (b)
.................... 48,253 739,719
US Goldmining, Inc.
(a) (b)
................. 9,593 77,991
Vista Gold Corp.
(b)
.................... 485,347 927,013
Vox Royalty Corp. .................... 209,463 990,760
32,205,365
Mortgage Real Estate Investment Trusts (REITs) — 1.6%
ACRES Commercial Realty Corp.
(a) (b)
....... 19,063 339,131
Angel Oak Mortgage REIT, Inc. ........... 56,441 512,484
Ares Commercial Real Estate Corp. , Class C .. 179,733 808,799
Cherry Hill Mortgage Investment Corp. ...... 121,723 282,397
Chicago Atlantic Real Estate Finance, Inc. .... 63,282 678,383
Claros Mortgage Trust, Inc.
(b)
............. 320,823 753,934
Ellington Financial, Inc. ................. 417,728 5,685,278
Franklin BSP Realty Trust, Inc. ............ 259,872 2,115,358
Granite Point Mortgage Trust, Inc. ......... 151,873 227,809
Invesco Mortgage Capital, Inc. ............ 305,522 2,413,624
KKR Real Estate Finance Trust, Inc. ........ 180,710 1,236,056
Lument Finance Trust, Inc. .............. 147,779 135,957
Manhattan Bridge Capital, Inc. ............ 31,519 142,466
Nexpoint Real Estate Finance, Inc. ......... 24,042 372,651
Orchid Island Capital, Inc. ............... 689,465 4,805,571
Ready Capital Corp. ................... 485,542 849,699
Rithm Property Trust, Inc. ............... 24,679 355,378
Sachem Capital Corp. .................. 155,295 146,179

Schedule of Investments
(unaudited) (continued)
June 30, 2026
iShares
®
Micro-Cap ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Mortgage Real Estate Investment Trusts (REITs) (continued)
Seven Hills Realty Trust ................ 79,151 $ 667,243
Sunrise Realty Trust, Inc. ............... 33,994 268,553
TPG Mortgage Investment Trust, Inc. ....... 99,734 789,893
23,586,843
Multi-Utilities — 0.2%
Unitil Corp. ......................... 60,541 3,189,905
Office REITs — 0.2%
NET Lease Office Properties ............. 50,314 559,995
Orion Properties, Inc. .................. 180,212 520,813
Postal Realty Trust, Inc. , Class A .......... 89,638 2,208,680
3,289,488
Oil, Gas & Consumable Fuels — 2.6%
Abundia Global Impact Group, Inc.
(a) (b)
....... 41,100 40,393
Aemetis, Inc.
(a) (b)
..................... 218,042 357,589
American Resources Corp. , Class A
(b)
....... 298,913 642,663
Amplify Energy Corp.
(a) (b)
................ 117,048 465,851
Ardmore Shipping Corp. ................ 119,554 1,674,952
Battalion Oil Corp.
(b)
................... 40,761 53,397
Big Sky Industrial, Inc.
(b)
................ 103,547 113,902
Comstock, Inc.
(a) (b)
.................... 247,839 1,031,010
Diversified Energy Co. ................. 238,815 3,309,976
Empire Petroleum Corp.
(b)
............... 45,634 122,299
Encore Energy Corp.
(a) (b)
................ 654,669 857,616
Epsilon Energy Ltd. ................... 66,158 357,915
Evolution Petroleum Corp. ............... 110,253 405,731
FutureFuel Corp.
(a)
.................... 88,069 398,072
Gevo, Inc.
(a) (b)
....................... 803,376 1,205,064
Granite Ridge Resources, Inc. ............ 187,737 827,920
Green Plains, Inc.
(b)
................... 232,541 3,576,481
Kolibri Global Energy, Inc.
(a) (b)
............. 98,579 490,923
Lightbridge Corp.
(a) (b)
................... 115,294 1,013,434
NACCO Industries, Inc. , Class A ........... 13,719 686,636
New Era Energy & Digital, Inc.
(b)
........... 270,033 1,722,811
Nordic American Tankers Ltd. ............ 690,329 3,824,423
OPAL Fuels, Inc. , Class A
(a) (b)
............. 71,862 158,096
PEDEVCO Corp.
(b)
.................... 4,594 61,835
Prairie Operating Co.
(a) (b)
................ 228,711 165,015
PrimeEnergy Resources Corp.
(b)
........... 2,204 367,826
REX American Resources Corp.
(b)
......... 98,386 4,442,128
Riley Exploration Permian, Inc. ............ 51,200 1,687,552
Ring Energy, Inc.
(b)
.................... 641,466 692,783
SandRidge Energy, Inc. ................ 108,065 1,480,491
Stabilis Solutions, Inc.
(b)
................ 11,571 46,863
Summit Midstream Corp.
(b)
.............. 29,801 848,732
Teekay Corp. Ltd. .................... 187,850 1,878,500
Ur-Energy, Inc.
(a) (b)
.................... 1,278,520 1,738,787
VAALCO Energy, Inc. .................. 350,879 1,782,465
Verde Clean Fuels, Inc.
(a) (b)
.............. 11,613 11,845
W&T Offshore, Inc. .................... 329,460 1,037,799
39,579,775
Paper & Forest Products — 0.1%
(a)(b)
Clearwater Paper Corp. ................ 53,134 833,141
Magnera Corp. ...................... 113,255 1,330,746
2,163,887
Passenger Airlines — 0.1%
(a)(b)
flyExclusive, Inc. , Class A ............... 47,161 94,322
Republic Airways Holdings, Inc. ........... 47,195 991,567
Surf Air Mobility, Inc. ................... 268,829 311,842
Wheels Up Experience, Inc. , Class A ........ 18,516 166,088
1,563,819
Security
Shares
Shares Value
Personal Care Products — 0.5%
AXIL Brands, Inc.
(a) (b)
.................. 12,958 $ 86,818
FitLife Brands, Inc.
(a) (b)
.................. 13,034 143,504
Honest Co., Inc. (The)
(a) (b)
............... 323,267 1,183,157
Lifevantage Corp. .................... 36,603 228,403
Medifast, Inc.
(a) (b)
..................... 36,501 387,276
Nature's Sunshine Products, Inc.
(b)
......... 49,620 1,081,716
Niagen Bioscience, Inc.
(a) (b)
.............. 194,574 620,691
Nu Skin Enterprises, Inc. , Class A .......... 162,039 855,566
Oddity Tech Ltd. , Class A
(a) (b)
............. 135,500 2,050,115
United-Guardian, Inc. .................. 11,161 79,689
Upexi, Inc.
(a) (b)
....................... 196,076 153,763
USANA Health Sciences, Inc.
(b)
........... 37,479 800,177
7,670,875
Pharmaceuticals — 5.5%
Aardvark Therapeutics, Inc.
(b)
............. 42,615 245,462
Aclaris Therapeutics, Inc.
(a) (b)
............. 395,461 2,091,989
Alto Neuroscience, Inc.
(b)
................ 88,048 2,323,587
AN2 Therapeutics, Inc.
(a) (b)
............... 88,850 430,034
Aquestive Therapeutics, Inc.
(a) (b)
........... 362,868 1,509,531
Atea Pharmaceuticals, Inc.
(a) (b)
............ 238,228 1,107,760
BioAge Labs, Inc.
(b)
................... 118,122 2,895,170
Biote Corp. , Class A
(a) (b)
................. 99,434 187,930
Cingulate, Inc.
(a) (b)
..................... 27,990 153,105
Cognition Therapeutics, Inc.
(a) (b)
........... 275,235 316,520
Collegium Pharmaceutical, Inc.
(a) (b)
......... 110,269 3,991,738
Context Therapeutics, Inc.
(b)
.............. 313,131 173,443
Contineum Therapeutics, Inc. , Class A
(a) (b)
.... 90,316 1,480,279
CorMedix, Inc.
(a) (b)
.................... 250,705 1,968,034
Cumberland Pharmaceuticals, Inc.
(b)
........ 28,898 187,259
Dare Bioscience, Inc.
(a) (b)
................ 45,289 95,560
Esperion Therapeutics, Inc.
(b)
............. 846,780 2,675,825
Eton Pharmaceuticals, Inc.
(a) (b)
............ 89,743 3,248,697
Evolus, Inc.
(b)
....................... 199,442 1,384,128
EyePoint, Inc.
(a) (b)
..................... 259,071 3,704,715
Filana Therapeutics, Inc.
(a) (b)
.............. 148,590 176,822
Fulcrum Therapeutics, Inc.
(b)
............. 199,458 730,016
Grace Therapeutics, Inc.
(b)
............... 35,188 79,877
Harrow, Inc.
(a) (b)
...................... 108,467 4,606,594
Hyperion DeFi, Inc.
(a) (b)
................. 33,999 106,757
ImageneBio, Inc.
(a) (b)
................... 26,707 157,571
Journey Medical Corp.
(a) (b)
............... 50,931 360,591
LB Pharmaceuticals, Inc.
(b)
.............. 75,231 2,441,622
LENZ Therapeutics, Inc.
(a) (b)
.............. 68,937 391,562
LeonaBio, Inc.
(b)
...................... 21,744 199,827
Lexicon Pharmaceuticals, Inc.
(a) (b)
.......... 835,530 2,005,272
Maze Therapeutics, Inc.
(a) (b)
.............. 118,633 3,540,009
MBX Biosciences, Inc.
(a) (b)
............... 103,960 5,738,592
MediWound Ltd.
(a) (b)
................... 34,168 502,270
Mira Pharmaceuticals, Inc.
(b)
............. 126,616 119,842
Neonc Technologies Holdings, Inc.
(a) (b)
....... 35,402 160,371
Neumora Therapeutics, Inc.
(b)
............. 344,428 585,528
NRX Therapeutics, Inc.
(a) (b)
.............. 104,969 429,323
Nutriband, Inc.
(a) (b)
.................... 9,994 31,881
Nuvation Bio, Inc. , Class A
(a) (b)
............ 844,274 4,795,476
Omeros Corp.
(a) (b)
..................... 240,842 2,290,407
Oramed Pharmaceuticals, Inc.
(a)
........... 114,970 553,006
Phathom Pharmaceuticals, Inc.
(a) (b)
......... 165,278 1,793,266
Pliant Therapeutics, Inc.
(a) (b)
.............. 206,605 235,530
Rafael Holdings, Inc. , Class B
(b)
........... 108,615 356,257
Rapport Therapeutics, Inc.
(b)
............. 102,589 4,274,884
Relmada Therapeutics, Inc.
(a) (b)
............ 317,798 2,199,162
Scilex Holding Co.
(a) (b)
.................. 23,935 186,693
SIGA Technologies, Inc. ................ 142,594 519,042
SpyGlass Pharma, Inc.
(b)
................ 37,133 826,581

Schedule of Investments
(unaudited) (continued)
June 30, 2026
iShares
®
Micro-Cap ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Pharmaceuticals (continued)
Telomir Pharmaceuticals, Inc.
(a) (b)
.......... 37,172 $ 47,580
Theravance Biopharma, Inc.
(a) (b)
........... 134,961 2,294,337
Third Harmonic Bio, Inc.
(b) (c)
.............. 58,054 1
Turn Therapeutics, Inc.
(b)
................ 36,232 264,494
Verrica Pharmaceuticals, Inc.
(b)
............ 33,630 205,816
Veru, Inc.
(b)
......................... 49,574 155,167
WaVe Life Sciences Ltd.
(b)
............... 463,783 2,694,579
Xeris Biopharma Holdings, Inc.
(b)
.......... 574,333 4,548,717
Zevra Therapeutics, Inc.
(a) (b)
.............. 196,894 2,823,460
83,599,548
Professional Services — 2.2%
Asure Software, Inc.
(a) (b)
................. 81,553 647,531
ATIF Holdings Ltd.
(b)
................... 26,813 199,757
Barrett Business Services, Inc. ............ 80,325 2,853,144
BGSF, Inc. ......................... 36,306 207,307
BlackSky Technology, Inc. , Class A
(a) (b)
....... 112,035 3,128,017
Conduent, Inc.
(b)
..................... 481,342 702,759
CRA International, Inc. ................. 21,259 3,025,156
DLH Holdings Corp.
(a) (b)
................. 42,828 224,847
Forrester Research, Inc.
(a) (b)
.............. 39,406 331,404
Franklin Covey Co.
(a) (b)
................. 31,643 776,203
HireQuest, Inc. ...................... 18,672 234,520
IBEX Holdings Ltd.
(a) (b)
................. 33,074 1,004,457
Innodata, Inc.
(a) (b)
..................... 106,660 8,061,363
Kelly Services, Inc. , Class A, NVS ......... 100,814 1,237,996
Mastech Digital, Inc.
(b)
.................. 12,261 94,778
Mistras Group, Inc.
(b)
.................. 59,392 1,037,578
Public Policy Holding Co., Inc.
(a)
........... 14,809 109,735
RCM Technologies, Inc.
(b)
............... 15,463 436,521
Resolute Holdings Management, Inc.
(a) (b)
..... 13,517 1,953,612
Resources Connection, Inc. .............. 106,978 454,657
Skillsoft Corp. , Class A
(a) (b)
............... 17,347 89,857
Spire Global, Inc. , Class A
(a) (b)
............ 102,364 1,903,970
Star Equity Holdings, Inc.
(b)
.............. 7,538 80,355
TrueBlue, Inc.
(b)
...................... 96,309 671,274
TTEC Holdings, Inc.
(b)
.................. 68,342 132,583
Where Food Comes From, Inc.
(a) (b)
......... 8,364 103,714
Willdan Group, Inc.
(a) (b)
................. 49,110 3,884,601
33,587,696
Real Estate Management & Development — 0.4%
(b)
Alset, Inc. .......................... 11,279 16,242
American Realty Investors, Inc. ........... 4,234 94,291
AMREP Corp.
(a)
...................... 9,899 249,653
Comstock Holding Cos., Inc. , Class A
(a)
...... 12,020 192,200
Douglas Elliman, Inc.
(a)
................. 247,080 437,332
FRP Holdings, Inc.
(a)
................... 39,396 984,506
InterGroup Corp. (The)
(a)
................ 2,081 99,930
JW Mays, Inc. ....................... 911 35,529
Logistic Properties of The Americas
(a)
....... 11,538 38,768
Maui Land & Pineapple Co., Inc. .......... 21,421 380,865
RE/MAX Holdings, Inc. , Class A ........... 62,746 618,675
Real Brokerage, Inc. (The)
(a)
............. 523,005 951,869
Seaport Entertainment Group, Inc.
(a)
........ 25,519 678,805
Star Holdings ....................... 38,906 355,212
Tejon Ranch Co. ..................... 71,945 1,345,371
Transcontinental Realty Investors, Inc. ...... 3,783 173,980
6,653,228
Residential REITs — 0.0%
Bluerock Homes Trust, Inc.
(a)
............. 9,728 87,552
BRT Apartments Corp. ................. 32,945 506,365
Clipper Realty, Inc. .................... 46,649 126,885
720,802
Security
Shares
Shares Value
Retail REITs — 0.5%
CBL & Associates Properties, Inc. .......... 62,665 $ 3,326,885
FrontView REIT, Inc. ................... 53,528 1,082,871
SITE Centers Corp. ................... 168,947 670,720
Whitestone REIT ..................... 155,567 2,949,550
8,030,026
Semiconductors & Semiconductor Equipment — 3.7%
Aeluma, Inc.
(a) (b)
...................... 43,547 961,518
Alpha & Omega Semiconductor Ltd.
(b)
....... 82,848 3,921,196
Ambiq Micro, Inc.
(b)
.................... 62,276 5,498,971
Amtech Systems, Inc.
(b)
................. 39,242 905,705
Ascent Solar Technologies, Inc.
(a) (b)
......... 30,408 152,040
Atomera, Inc.
(a) (b)
..................... 128,974 1,123,364
Blaize Holdings, Inc.
(a) (b)
................ 289,739 399,840
Canadian Solar, Inc.
(a) (b)
................. 164,406 2,633,784
CEVA, Inc.
(a) (b)
....................... 92,902 4,381,258
CVD Equipment Corp.
(b)
................ 16,430 122,075
Everspin Technologies, Inc.
(b)
............. 65,587 1,585,894
GCT Semiconductor Holding, Inc.
(a) (b)
....... 212,062 629,824
GSI Technology, Inc.
(a) (b)
................ 104,584 808,434
Ideal Power, Inc.
(a) (b)
................... 33,710 180,686
indie Semiconductor, Inc. , Class A
(a) (b)
....... 720,665 3,235,786
inTEST Corp.
(a) (b)
..................... 39,232 712,845
Kopin Corp.
(a) (b)
...................... 586,078 2,625,629
Mobix Labs, Inc.
(a) (b)
................... 31,869 66,925
NVE Corp. ......................... 16,401 1,714,725
Penguin Solutions, Inc.
(a) (b)
............... 168,612 12,816,198
Pixelworks, Inc.
(b)
..................... 20,388 127,119
QuickLogic Corp.
(a) (b)
................... 54,856 1,095,474
SkyWater Technology, Inc.
(b)
............. 125,142 4,357,445
T1 Energy, Inc.
(a) (b)
.................... 600,509 5,692,825
Toyo Co. Ltd.
(b)
...................... 27,201 189,047
55,938,607
Software — 3.6%
8x8, Inc.
(b)
.......................... 468,076 800,410
ACCESS Newswire, Inc.
(b)
............... 10,814 70,291
Airship AI Holdings, Inc. , Class A
(a) (b)
........ 78,917 188,612
Arteris, Inc.
(a) (b)
....................... 117,302 5,699,704
AudioEye, Inc.
(a) (b)
.................... 28,064 163,052
Bit Digital, Inc.
(a) (b)
..................... 1,106,100 1,990,980
Blend Labs, Inc. , Class A
(b)
.............. 612,048 1,046,602
BTCS, Inc. ......................... 89,993 99,892
Cerence, Inc.
(a) (b)
..................... 150,179 1,700,026
Consensus Cloud Solutions, Inc.
(a) (b)
........ 60,775 2,318,566
CS Disco, Inc.
(b)
...................... 95,514 361,043
Daily Journal Corp.
(a) (b)
................. 4,526 2,720,986
Datacentrex, Inc.
(a) (b)
................... 98,733 175,745
Digimarc Corp.
(a) (b)
.................... 45,100 370,722
Digital Turbine, Inc.
(a) (b)
................. 378,275 4,879,747
Domo, Inc. , Class B
(b)
.................. 128,067 400,850
Duos Technologies Group, Inc.
(a) (b)
......... 88,872 1,066,464
eGain Corp.
(a) (b)
...................... 56,421 355,452
Expensify, Inc. , Class A
(b)
............... 235,258 421,112
Fatpipe, Inc.
(a) (b)
...................... 25,240 159,012
I3 Verticals, Inc. , Class A
(a) (b)
............. 74,195 1,584,805
Intellicheck, Inc.
(a) (b)
................... 62,216 255,086
Intellinetics, Inc.
(b)
..................... 8,662 47,641
Kaltura, Inc.
(b)
....................... 306,916 398,991
LivePerson, Inc.
(b)
.................... 38,358 72,880
Mitek Systems, Inc.
(b)
.................. 151,992 3,059,599
NetSol Technologies, Inc.
(b)
.............. 32,740 151,259
NextTrip, Inc.
(b)
...................... 29,380 62,873
OneSpan, Inc. ....................... 124,911 1,792,473
Ooma, Inc.
(b)
........................ 86,307 1,658,820

Schedule of Investments
(unaudited) (continued)
June 30, 2026
iShares
®
Micro-Cap ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Software (continued)
Phunware, Inc.
(a) (b)
.................... 68,522 $ 140,470
Porch Group, Inc.
(a) (b)
.................. 326,793 4,914,967
Rank One Computing Corp.
(b)
............ 13,955 73,543
Rapid7, Inc.
(b)
....................... 224,323 1,817,016
Red Violet, Inc.
(b)
..................... 38,244 2,436,908
ReposiTrak, Inc.
(a)
.................... 41,999 377,991
Rimini Street, Inc.
(a) (b)
.................. 167,547 713,750
Roadzen, Inc.
(a) (b)
..................... 154,137 225,040
Silvaco Group, Inc.
(a) (b)
................. 40,790 562,494
Soluna Holdings, Inc.
(a) (b)
................ 353,281 476,929
SoundThinking, Inc.
(a) (b)
................. 33,499 303,166
Sprout Social, Inc. , Class A
(b)
............. 183,071 1,382,186
SRAX, Inc.
(b)
........................ 49,878 2,993
Tao Synergies, Inc.
(a) (b)
................. 24,527 91,486
Telos Corp.
(b)
........................ 188,375 866,525
Thryv Holdings, Inc.
(a) (b)
................. 114,059 449,392
TON Strategy Co.
(b)
................... 133,862 341,348
Veritone, Inc.
(a) (b)
..................... 284,515 389,786
Viant Technology, Inc. , Class A
(a) (b)
......... 57,562 728,735
VirnetX Holding Corp.
(a) (b)
................ 12,281 155,969
Weave Communications, Inc.
(a) (b)
.......... 217,707 1,304,065
Xperi, Inc.
(b)
......................... 154,546 1,271,914
Yext, Inc.
(a) (b)
........................ 289,106 1,350,125
ZenaTech, Inc.
(a) (b)
.................... 144,731 217,096
54,667,589
Specialized REITs — 0.2%
Farmland Partners, Inc. ................ 137,910 1,334,969
Gladstone Land Corp. ................. 135,325 1,154,322
Global Self Storage, Inc. ................ 37,448 196,228
2,685,519
Specialty Retail — 2.1%
1-800-Flowers.com, Inc. , Class A
(a) (b)
........ 76,106 264,849
aka Brands Holding Corp.
(b)
.............. 2,604 27,889
America's Car-Mart, Inc.
(b)
............... 23,932 66,770
ARKO Petroleum Corp. ................. 41,340 779,259
BARK, Inc.
(a) (b)
....................... 16,299 162,664
Barnes & Noble Education, Inc.
(b)
.......... 55,993 703,272
Bed Bath & Beyond, Inc.
(a) (b)
.............. 251,285 1,454,940
Build-A-Bear Workshop, Inc. ............. 40,438 1,237,807
Caleres, Inc. ........................ 112,247 1,388,495
Cato Corp. (The) , Class A
(b)
.............. 51,861 168,030
Children's Place, Inc. (The)
(a) (b)
............ 27,715 84,531
Citi Trends, Inc.
(b)
..................... 16,938 979,694
Designer Brands, Inc. , Class A ............ 117,201 683,282
Destination XL Group, Inc.
(b)
............. 128,755 86,266
Duluth Holdings, Inc. , Class B
(b)
........... 45,316 203,016
Envela Corp.
(b)
....................... 23,341 674,088
Genesco, Inc.
(a) (b)
..................... 32,477 1,096,748
Grabagun Digital Holdings, Inc.
(a) (b)
......... 61,805 140,915
Grove Collaborative Holdings, Inc. , Class A
(a) (b)
. 87,351 109,189
GrowGeneration Corp.
(b)
................ 190,456 281,875
Haverty Furniture Cos., Inc. .............. 46,339 1,183,035
J Jill, Inc.
(a)
......................... 23,543 373,627
Lands' End, Inc.
(a) (b)
................... 33,232 348,271
Lulu's Fashion Lounge Holdings, Inc.
(b)
...... 4,045 32,360
MarineMax, Inc.
(a) (b)
................... 67,315 2,465,075
NextBoat, Inc.
(a) (b)
..................... 15,856 36,469
OneWater Marine, Inc. , Class A
(a) (b)
......... 39,243 442,269
Outdoor Holding Co.
(b)
................. 361,323 823,816
PetMed Express, Inc.
(a) (b)
................ 51,552 98,980
RealReal, Inc. (The)
(b)
.................. 377,535 4,451,138
Rent the Runway, Inc. , Class A
(a) (b)
......... 28,416 89,510
RideNow Group, Inc. , Class B
(a) (b)
.......... 53,307 355,025
Security
Shares
Shares Value
Specialty Retail (continued)
Shoe Station Group, Inc. ................ 61,762 $ 915,930
Sportsman's Warehouse Holdings, Inc.
(b)
..... 126,219 167,871
Stitch Fix, Inc. , Class A
(b)
................ 395,625 1,626,019
ThredUp, Inc. , Class A
(b)
................ 351,816 2,409,939
Tilly's, Inc. , Class A
(b)
.................. 49,313 207,115
Torrid Holdings, Inc.
(a) (b)
................. 115,367 215,736
Winmark Corp. ...................... 10,220 4,323,878
Zumiez, Inc.
(b)
....................... 45,435 808,743
31,968,385
Technology Hardware, Storage & Peripherals — 0.5%
AstroNova, Inc.
(b)
..................... 22,776 648,433
Corvex, Inc.
(a) (b)
...................... 5,250 113,951
CPI Card Group, Inc.
(a) (b)
................ 26,838 557,694
Eastman Kodak Co.
(a) (b)
................. 217,073 2,007,925
Foxx Development Holdings, Inc.
(a) (b)
........ 3,370 11,020
Immersion Corp. ..................... 92,832 628,473
One Stop Systems, Inc.
(a) (b)
.............. 74,788 1,359,646
Quantum Corp.
(b)
..................... 38,870 427,570
TransAct Technologies, Inc.
(b)
............. 31,138 181,846
Turtle Beach Corp.
(a) (b)
.................. 49,381 614,793
Virtuix Holdings, Inc. , Class A
(b)
........... 93,230 284,351
Xerox Holdings Corp. .................. 410,678 1,285,422
8,121,124
Textiles, Apparel & Luxury Goods — 0.4%
Culp, Inc.
(b)
......................... 38,065 118,001
Fossil Group, Inc.
(a) (b)
.................. 182,933 757,343
Jerash Holdings US, Inc. ................ 22,091 106,258
Lakeland Industries, Inc. ................ 29,876 319,374
Movado Group, Inc. ................... 51,250 2,014,637
Playboy, Inc.
(a) (b)
...................... 194,491 237,279
Rocky Brands, Inc. .................... 24,400 1,006,256
Smartbird, Inc. , Class A
(b)
............... 20,182 80,728
Superior Group of Cos., Inc. ............. 36,152 474,314
Unifi, Inc.
(b)
......................... 50,513 239,937
Vera Bradley, Inc.
(b)
................... 66,904 260,257
Vince Holding Corp.
(b)
.................. 18,539 132,554
5,746,938
Tobacco — 0.4%
Ispire Technology, Inc.
(a) (b)
............... 65,403 73,251
Turning Point Brands, Inc. ............... 63,647 5,397,902
5,471,153
Trading Companies & Distributors — 1.0%
Alta Equipment Group, Inc. , Class A
(b)
....... 66,942 433,115
BlueLinx Holdings, Inc.
(b)
................ 25,852 1,599,722
EVI Industries, Inc. .................... 18,113 267,710
Hudson Technologies, Inc.
(b)
............. 125,806 722,126
Karat Packaging, Inc. .................. 28,806 963,849
NPK International, Inc.
(a) (b)
............... 277,541 4,415,677
Titan Machinery, Inc.
(a) (b)
................ 71,516 1,510,418
Transcat, Inc.
(a) (b)
..................... 31,324 2,905,928
Willis Lease Finance Corp. .............. 12,754 2,918,115
15,736,660
Transportation Infrastructure — 0.1%
Sky Harbour Group Corp. , Class A
(a) (b)
....... 75,621 744,111
Water Utilities — 0.3%
Cadiz, Inc.
(a) (b)
....................... 192,264 803,664
Consolidated Water Co. Ltd. ............. 52,133 1,537,923
Global Water Resources, Inc. ............. 47,613 344,718
Pure Cycle Corp.
(a) (b)
................... 66,573 712,997

Schedule of Investments
(unaudited) (continued)
June 30, 2026
iShares
®
Micro-Cap ETF

(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Security
Shares
Shares Value
Water Utilities (continued)
York Water Co. (The) .................. 55,038 $ 1,686,915
5,086,217
Wireless Telecommunication Services — 0.1%
KORE Group Holdings, Inc.
(a) (b)
............ 19,417 179,219
Spok Holdings, Inc. ................... 70,063 717,445
896,664
Total Common Stocks — 99 .9%
(Cost: $ 1,401,427,371 ) ............................ 1,518,244,279
Preferred Stocks
Pharmaceuticals — 0.0%
Nutriband, Inc.
(a) (b) (c)
................... 1,879 —
Software — 0.0%
BTCS, Inc. ......................... 19,145 —
Total Preferred Stocks — 0.0%
(Cost: $ – ) ..................................... —
Rights
Biotechnology — 0.0%
(b)(c)
Contra Aduro Biotech I, CVR ............. 33,109 16,886
Ikena Oncology Securities Corp., CVR ...... 67,791 2,034
Oncternal Therapeutics, Inc., CVR
(a)
........ 1,634 —
Sanofi Aatd, Inc., CVR ................. 73,455 122,670
141,590
Health Care Equipment & Supplies — 0.0%
Monogram Technologies, Inc., CVR
(a) (b) (c)
..... 34,017 36,398
Security
Shares
Shares Value
Pharmaceuticals — 0.0%
(a)(b)
Contra Catalyst, CVR
(c)
................ 37,156 $ —
Optinose, Inc., CVR ................... 473 284
284
Total Rights — 0.0%
(Cost: $ 82,489 ) ................................. 178,272
Total Long-Term Investments — 99.9%
(Cost: $ 1,401,509,860 ) ............................ 1,518,422,551
Short-Term Securities
Money Market Funds — 19.9%
(d)(e)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.82%
(f)
................... 300,745,559 300,835,782
BlackRock Cash Funds: Treasury, SL Agency
Shares , 3.62% .................... 2,473,791 2,473,791
Total Short-Term Securities — 19 .9%
(Cost: $ 303,235,761 ) .............................. 303,309,573
Total Investments — 119 .8%
(Cost: $ 1,704,745,621 ) ............................ 1,821,732,124
Liabilities in Excess of Other Assets — (19.8) % ............ (301,094,131)
Net Assets — 100.0% ...............................
$ 1,520,637,993
(a)
All or a portion of this security is on loan.
(b)
Non-income producing security.
(c)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.
(f)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
03/31/26
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/26
Shares
Held at
06/30/26 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 251,742,106 $ 49,069,259
(a)
$ — $ (17,815) $ 42,232 $ 300,835,782 300,745,559 $ 812,724
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 2,296,129 177,662
(a)
— — — 2,473,791 2,473,791 28,815 —
$ (17,815) $ 42,232 $ 303,309,573 $ 841,539 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
June 30, 2026
iShares
®
Micro-Cap ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds, that may not have a secondary market, and/ or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Russell 2000 E-Mini Index .................................................... 16 09/18/26 $ 2,436 $ 263
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 1,518,217,382 $ 26,896 $ 1 $ 1,518,244,279
Preferred Stocks — — — —
Rights ................................................ — 284 177,988 178,272
Short-Term Securities
Money Market Funds ...................................... 303,309,573 — — 303,309,573
$ 1,821,526,955 $ 27,180 $ 177,989 $ 1,821,732,124
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 263 $ — $ — $ 263
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
ADR American Depositary Receipts
CVR Contingent Value Rights
NVS Non-Voting Shares
REIT Real Estate Investment Trust